DOCUMENT AND ENTITY INFORMATION (USD $)	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	S-1
Document Period End Date	Dec 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Amendment Flag	false
Entity Registrant Name	MONY LIFE INSURANCE CO OF AMERICA
Entity Central Index Key	0000835357
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	2,500,000
Entity Public Float	$ 0

BALANCE SHEET (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS [Abstract]
Fixed maturities available for sale, at fair value	$ 2,026	$ 1,967
Mortgage loans on real estate	45	124
Policy Loans	137	134
Other invested assets	71	74
Total investments	2,279	2,299
Cash and cash equivalents At Carrying Value	151	61
Amounts due from reinsurers	158	136
Deferred policy acquisition costs	218	172
Value of business acquired	103	97
Other assets	39	39
Separate Account Assets	1,640	1,604
Total Assets	4,588	4,408
LIABILITIES [Abstract]
Policyholders' account balances	1,615	1,608
Future policy benefits and other policyholders liabilities	397	380
Other liabilities	52	12
Current and deferred income taxes	143	129
Separate Accounts' liabilities	1,640	1,604
Total Liabilities	3,847	3,733
Commitments and contingent liabilities	0	0
SHAREHOLDER'S EQUITY [Abstract]
Common stock, $1.0 par value, 5.0 million shares authorized, 2.5 million shares issued and outstanding	2	2
Capital in excess of par value	516	515
Retained earnings	141	103
Accumulated other comprehensive income (loss)	82	55
Total Shareholder's Equity	741	675
Total Liabilities and Shareholder's Equity	$ 4,588	$ 4,408

BALANCE SHEET (PARENTHETICALS) (USD $)	Dec. 31, 2012	Dec. 31, 2011
BALANCE SHEETS
Common Stock par value	$ 1	$ 1
Common Stock authorized	5,000,000	5,000,000
Common Stock issued	2,500,000	2,500,000
Common Stock outstanding	2,500,000	2,500,000

STATEMENTS OF EARNINGS (LOSS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES [Abstract]
Universal life and investment-type product policy fee income	$ 117	$ 123	$ 122
Premiums	32	42	39
Total net investment income (loss)	110	116	119
Investment gains (losses), net: [Abstract]
Total other-than-temporary impairment losses	(7)	(2)	(56)
Portion of loss recognized in other comprehensive income (loss)	0	0	2
Net impariment losses recognized	(7)	(2)	(54)
Other investment gains (losses), net	2	1	6
Total Investment (gains) losses, net	(5)	(1)	(48)
Other income	7	4	8
Increase (decrease) in the fair value of the reinsurance contract asset	(2)	7	1
Total revenues	259	291	241
BENEFITS AND OTHER DEDUCTIONS [Abstract]
Policyholders benefits	103	96	93
Interest credited to policyholders' account balances	61	61	68
Compensation and benefits	25	30	32
Commissions	38	33	27
Interest expense		0	1
Amortization of deferred policy acquisition costs and value of business acquired	(27)	(12)	41
Capitalization of deferred policy acquisition costs	(31)	(25)	(21)
Rent expense	2	3	3
Other operating costs and expenses	44	29	27
Total benefits and other deductions	215	215	271
Earnings (loss), before income taxes	44	76	(30)
Income tax (expense) benefit	(6)	1	11
Net earnings (loss)	$ 38	$ 77	$ (19)

STATEMENT OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net Earnings (Loss)	$ 38	$ 77	$ (19)
Other comprehensive income (loss) net of income taxes:
Change in unrealized gains (losses), net of reclassification adjustment	27	10	56
Total other comprehensive income (loss), net of income taxes	27	10	56
Comprehensive Income (Loss)	$ 65	$ 87	$ 37

STATEMENTS OF EQUITY (USD $) In Millions	Total	Total Shareholders Equity [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]
Beginning of year (Accounting Standards Update 2010-26 [Member]) (Scenario, Previously Reported [Member])					$ 68
Beginning of year (Accounting Standards Update 2010-26 [Member]) (Restatement Adjustment [Member])					(23)
Beginning of year at Dec. 31, 2009			2	512	45	(11)
Net Earnings (Loss)	(19)				(19)
Net Earnings (Loss) (Accounting Standards Update 2010-26 [Member])	(19)
Net Earnings (Loss) (Accounting Standards Update 2010-26 [Member]) (Scenario, Previously Reported [Member])	(15)
Net Earnings (Loss) (Accounting Standards Update 2010-26 [Member]) (Restatement Adjustment [Member])	(4)
Other comprehensive income (loss)	56					56
Other				2
End of year (Accounting Standards Update 2010-26 [Member]) (Scenario, Previously Reported [Member])					26
End of year (Accounting Standards Update 2010-26 [Member]) (Restatement Adjustment [Member])					0
End of year at Dec. 31, 2010		587	2	514	26	45
Net Earnings (Loss)	77				77
Net Earnings (Loss) (Accounting Standards Update 2010-26 [Member])	77
Net Earnings (Loss) (Accounting Standards Update 2010-26 [Member]) (Scenario, Previously Reported [Member])	84
Net Earnings (Loss) (Accounting Standards Update 2010-26 [Member]) (Restatement Adjustment [Member])	(7)
Other comprehensive income (loss)	10					10
Other				1
End of year (Accounting Standards Update 2010-26 [Member]) (Scenario, Previously Reported [Member])	709				103
End of year (Accounting Standards Update 2010-26 [Member])	675
End of year (Accounting Standards Update 2010-26 [Member]) (Restatement Adjustment [Member])	(34)				0
End of year at Dec. 31, 2011	675	675	2	515	103	55
Net Earnings (Loss)	38				38
Other comprehensive income (loss)	27					27
Other				1
End of year at Dec. 31, 2012	$ 741	$ 741	$ 2	$ 516	$ 141	$ 82

STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
STATEMENTS OF CASH FLOWS [Abstract]
Net Earnings (Loss)	$ 38	$ 77	$ (19)
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities: [Abstract]
Interest credited to policyholders' account balances	61	61	68
Universal life and investment-type product policy fee income	(117)	(123)	(122)
Change in accrued investment income	2	1	0
Investment (gains) losses, net	5	1	48
Change in deferred policy acquisition costs and value of business acquired	(58)	(37)	20
Change in the fair value of the reinsurance contract asset	2	(7)	(1)
Change in future policy benefits	(5)	3	(4)
Change in other policyholders liabilities	5	(3)	1
Change in current and deferred income taxes	(1)	15	(10)
Provision for depreciation and amortization	5	3	5
Dividend from AllianceBernstein	3	4	5
Other, net	11	(18)	(1)
Net cash provided by (used in) operating activities	(49)	(23)	(10)
Cash flows from investing activities: [Abstract]
Maturities and repayments of fixed maturities and mortgage loans on real estate	139	156	101
Sales of investments	60	16	122
Purchases of investments	(134)	(190)	(103)
Other, net	(8)	(5)	(9)
Net cash provided by (used in) investing activities	57	(23)	111
Cash flows from financing activities: [Abstract]
Deposits	148	156	163
Withdrawals and transfers to Separate Accounts	(66)	(141)	(209)
Repayment of loans from affiliate	0	0	(20)
Net cash provided by (used in) financing activities	82	15	(66)
Change in cash and cash equivalents	90	(31)	35
Cash and cash equivalents, beginning of year	61	92	57
Cash and Cash Equivalents, End of Year	151	61	92
Supplemental Cash Flow Information [Abstract]
Interest Paid	0	0	1
Schedule Of Non Cash Financing Activities [Abstract]
Shared-based Programs	$ (1)	$ (1)	$ (2)

ORGANIZATION	12 Months Ended
Dec. 31, 2012
Organization [Abstract]
ORGANIZATION
MONY LIFE INSURANCE COMPANY OF AMERICA
NOTES TO FINANCIAL STATEMENTS

1)       ORGANIZATION

MONY Life Insurance Company of America (“MLOA”) is an Arizona stock life insurance company. MLOA's primary business is providing life insurance and annuity products to both individuals and businesses. MLOA is a wholly-owned subsidiary of MONY Life Insurance Company (“MONY Life”). MONY Life is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, which is a downstream holding company of AXA Financial, Inc. (“AXA Financial” and together with its consolidated subsidiaries “AXA Financial Group”). AXA Financial is an indirect wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

2)       SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of the accompanying financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the financial position of MLOA and its results of operations and cash flows for the periods presented.

The years “2012”, “2011” and “2010” refer to the years ended December 31, 2012, 2011 and 2010, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

Revision of Prior Period Financial Statements

During the year ended 2012, MLOA's management identified a pre-tax $31 million ($20 million post-tax) overpayment related to its intercompany commission expenses with AXA Network resulting in an overstatement of commissions and other operating costs and expenses and a net $6 million pre-tax ($4 million post-tax) of overstatement of initial fee liability and understatement of deferred policy acquisition costs (“DAC”) amortization for the years 2011 and 2010. MLOA's management does not believe these overpayments and the impact of revisions to initial fee liability and amortization of DAC to be material to MLOA's results of operations, financial position, or cash flows for any of MLOA's previously filed annual financial statements. As the correction due to the overpayment would be material to the results of operations and cash flows for 2012, MLOA's Statements of Earnings and Statements of Cash Flows for the years ended 2011 and 2010 and Balance sheet as of December 31, 2011, included herein have been revised.

The following table presents the effects of the revision to MLOA's previously reported balance sheets:

	As Previously Reported	Adjustment	As Adjusted

December 31, 2011:	(In Millions)

Assets:
Deferred policy acquisition costs	$228	$(4)	$224
Liabilities:
Future policy benefits and other
policyholders liabilities	$390	$(10)	$380
Other liabilities	43	(31)	12
Current and deferred income taxes	134	13	147
Equity:
Retained earnings	113	24	137
Total shareholder's equity	685	24	709

The following table presents the effects of the revision to MLOA's previously reported statements of earnings (loss):

	As Previously
	Reported	Adjustment	As Adjusted

Year Ended December 31, 2011:	(In Millions)
Revenues:
Universal life and investment-type product
policy fee income	$117	$6	$123
Benefits and Other Deductions:
Commissions	45	(12)	33
Amortization of deferred policy acquisition costs
and value of business acquired	(14)	2	(12)
Other operating costs and expenses	35	(6)	29
Earnings (loss), before income taxes	64	22	86
Income tax (expense) benefit	5	(7)	(2)
Net earnings (loss)	69	15	84

Year Ended December 31, 2010:
Revenues:
Universal life and investment-type product
policy fee income	$118	$4	$122
Benefits and Other Deductions:
Commissions	35	(8)	27
Amortization of deferred policy acquisition costs
and value of business acquired	41	2	43
Other operating costs and expenses	30	(3)	27
Earnings (loss), before income taxes	(37)	13	(24)
Income tax (expense) benefit	14	(5)	9
Net earnings (loss)	(23)	8	(15)

The following table presents the effects of the revision to MLOA's previously reported statements of cash flows:

	As Previously
	Reported	Adjustment	As Adjusted

	(In Millions)
Year Ended December 31, 2011:
Cash flows from operating activities:
Net earnings	$69	$15	$84
Universal life and investment-type product
policy fee income	(117)	(6)	(123)
Change in deferred policy acquisition costs
and value of business acquired	(49)	2	(47)
Change in current and deferred income taxes	11	7	18
Other, net	0	(18)	(18)

Year Ended December 31, 2010:
Cash flows from operating activities:
Net earnings	$(23)	$8	$(15)
Universal life and investment-type product
policy fee income	(118)	(4)	(122)
Change in deferred policy acquisition costs
and value of business acquired	12	2	14
Change in current and deferred income taxes	(13)	5	(8)
Other, net	10	(11)	(1)

Retrospective Adoption of Accounting Pronouncements

In October 2010, the Financial Accounting Standards Board (“FASB”) issued authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance, an entity may defer incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. This amended guidance was effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and permits, but does not require, retrospective application. MLOA adopted this guidance effective January 1, 2012, and applied the retrospective method of adoption.

The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to MLOA's previously reported balance sheets:

	As Previously Reported
	and Adjusted Herein	Adjustment	As Adjusted

December 31, 2011:	(In Millions)

Assets:
Deferred policy acquisition costs	$224	$(52)	$172
Liabilities:
Current and deferred income taxes	147	(18)	129
Equity:
Retained earnings	137	(34)	103
Total shareholder's equity	709	(34)	675

The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to MLOA's previously reported statements of earnings (loss):

	As Previously Reported
	and Adjusted Herein	Adjustment	As Adjusted

Year Ended December 31, 2011:	(In Millions)
Benefits and Other Deductions:
Amortization of deferred policy acquisition costs
and value of business acquired	$(12)	$0	$(12)
Capitalization of deferred policy acquisition costs	(35)	10	(25)
Earnings (loss), before income taxes	86	(10)	76
Income tax (expense) benefit	(2)	3	1
Net earnings (loss)	84	(7)	77

Year Ended December 31, 2010:
Benefits and Other Deductions:
Amortization of deferred policy acquisition costs
and value of business acquired	$43	$(2)	$41
Capitalization of deferred policy acquisition costs	(29)	8	(21)
Earnings (loss), before income taxes	(24)	(6)	(30)
Income tax (expense) benefit	9	2	11
Net earnings (loss)	(15)	(4)	(19)

The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to MLOA's previously reported statements of cash flows:

	As Previously Reported
	and Adjusted Herein	Adjustment	As Adjusted

	(In Millions)
Year Ended December 31, 2011:
Cash flows from operating activities:
Net earnings	$84	$(7)	$77
Change in deferred policy acquisition costs
and value of business acquired	(47)	10	(37)
Change in current and deferred income taxes	18	(3)	15

Year Ended December 31, 2010:
Cash flows from operating activities:
Net earnings	$(15)	$(4)	$(19)
Change in deferred policy acquisition costs
and value of business acquired	14	6	20
Change in current and deferred income taxes	(8)	(2)	(10)

Adoption of New Accounting Pronouncements

In September 2011, the FASB issued new guidance on testing goodwill for impairment.  The guidance is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The guidance was effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted for certain companies. Implementation of this guidance did not have a material impact on MLOA's financial statements.

In June 2011, the FASB issued new guidance to amend the existing alternatives for presenting Other comprehensive income (loss) (“OCI”) and its components in financial statements. The amendments eliminate the current option to report OCI and its components in the statement of changes in equity. An entity can elect to present items of net earnings (loss) and OCI in one continuous statement or in two separate, but consecutive statements. This guidance will not change the items that constitute net earnings (loss) and OCI, when an item of OCI must be reclassified to net earnings (loss). The new guidance also called for reclassification adjustments from OCI to be measured and presented by income statement line item in net earnings (loss) and in OCI. This guidance was effective for interim and annual periods beginning after December 15, 2011. Consistent with this guidance, MLOA currently presents items of net earnings (loss) and OCI in two consecutive statements. In December 2011, the FASB issued new guidance to defer the portion of the guidance to present components of OCI on the face of the statement of earnings (loss).

In May 2011, the FASB amended its guidance on fair value measurements and disclosure requirements to enhance comparability between U.S. GAAP and International Financial Reporting Standards (“IFRS”). The changes to the existing guidance include how and when the valuation premise of highest and best use applies, the application of premiums and discounts, as well as new required disclosures. This guidance was effective for reporting periods beginning after December 15, 2011, with early adoption prohibited. Implementation of this guidance did not have a material impact on MLOA's financial statements.

In April 2011, the FASB issued new guidance for a creditor's determination of whether a restructuring is a troubled debt restructuring (“TDR”). The new guidance provided additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a TDR. The new guidance required creditors to evaluate modifications and restructurings of receivables using a more principles-based approach, which may result in more modifications and restructurings being considered TDR. The financial reporting implications of being classified as a TDR are that the creditor is required to:

  Consider the receivable impaired when calculating the allowance for credit losses; and

  Provide additional disclosures about its troubled debt restructuring activities in accordance with the requirements of recently issued guidance on disclosures about the credit quality of financing receivables and the allowance for credit losses.

The new guidance was effective for the first interim or annual period beginning on or after June 15, 2011. Implementation of this guidance did not have a material impact on MLOA's financial statements.

In July 2010, the FASB issued new and enhanced disclosure requirements about the credit quality of financing receivables and the allowance for credit losses with the objective of providing greater transparency of credit risk exposures from lending arrangements in the form of loans and receivables and of accounting policies and methodology used to estimate the allowance for credit losses.  These disclosure requirements include both qualitative information about credit risk assessment and monitoring and quantitative information about credit quality during and at the end of the reporting period, including current credit indicators, agings of past-due amounts, and carrying amounts of modified, impaired, and non-accrual loans.  Several new terms critical to the application of these disclosures, such as “portfolio segments” and “classes”, were defined by the FASB to provide guidance with respect to the appropriate level of disaggregation for the purpose of reporting this information.  Except for disclosures of reporting period activity, or, more specifically, the credit loss allowance rollforward and the disclosures about troubled debt restructurings, all other disclosures required by this standard are to be presented for the annual period ending after December 15, 2010. Disclosures of reporting period activity or, more specifically, the credit loss allowance rollforward, which are effective in the first interim reporting period beginning after December 15, 2010, have been adopted. Comparative disclosures are not required for earlier periods presented for comparative purposes at initial adoption.  Implementation of the effective guidance did not have a material impact on MLOA's financial statements.

In January 2010, the FASB issued new guidance for improving disclosures about fair value measurements. This guidance requires a reporting entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and to describe the reasons for the transfers. In addition, for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. This guidance was effective for interim and annual reporting periods ending on or after December 15, 2009 except for disclosures for Level 3 fair value measurements which was effective for the first quarter of 2011. These new disclosures have been included in the Notes to MLOA's financial statements, as appropriate.

Future Adoption of New Accounting Pronouncements

In February 2013, the FASB issued new guidance to improve the reporting of reclassifications out of accumulated other comprehensive income (loss) (“AOCI”). The amendments in this guidance require an entity to report the effect of significant reclassifications out of AOCI on the respective line items in the statement of earnings (loss) if the amount being reclassified is required to be reclassified in its entirety to net earnings (loss). For other amounts that are not required to be reclassified in their entirety to net earnings in the same reporting period, an entity is required to cross-reference other disclosures that provide additional detail about those amounts. The guidance requires disclosure of reclassification information either in the notes or the face of the financial statements provided the information is presented in one location. This guidance is effective for interim and annual periods beginning after December 31, 2012. Management does not expect that implementation of this guidance will have a material impact on MLOA's financial statements.

In December 2011, the FASB issued new and enhanced disclosures about offsetting (netting) of financial instruments and derivatives, including repurchase/reverse repurchase agreements and securities lending/borrowing arrangements, to converge with those required by IFRS. The disclosures require presentation in tabular format of gross and net information about assets and liabilities that either are offset (presented net) on the balance sheet or are subject to master netting agreements or similar arrangements providing rights of setoff, such as global master repurchase, securities lending, and derivative clearing agreements, irrespective of whether the assets and liabilities are offset. Financial instruments subject only to collateral agreements are excluded from the scope of these requirements, however, the tabular disclosures are required to include the fair values of financial collateral, including cash, related to master netting agreements or similar arrangements. In January 2013, the FASB issued new guidance limiting the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. This guidance is effective for interim and annual periods beginning after January 1, 2013 and is to be applied retrospectively to all comparative prior periods presented. Management does not expect that implementation of this guidance will have a material impact on MLOA's financial statements.

Investments

The carrying values of fixed maturities classified as available-for-sale (“AFS”) are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts (“REIT”), perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

MLOA determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

MLOA's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments (“OTTI”). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Investments Under Surveillance (“IUS”) Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

Policy loans are stated at unpaid principal balances.

Partnerships and joint venture interests that MLOA has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of variable interest entities (“VIE”) are consolidated. Those that MLOA does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported in Other assets. MLOA records its interest in certain of these partnerships on a one quarter lag basis.

Equity securities, which include common stock and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in Other invested assets with changes in fair value reported in OCI.

Units in AllianceBernstein L.P. (“AllianceBernstein”), a subsidiary of AXA Financial, are carried on the equity method and reported in Other invested assets.

Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

All securities owned, including United States government and agency securities and mortgage-backed securities, are reported in the financial statements on a trade date basis.

Valuation Allowances for Mortgage Loans:

For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

  Loan-to-value ratio – Derived from current loan balance divided by the fair market value of the property.  An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%.   In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

  Debt service coverage ratio – Derived from actual net operating income divided by annual debt service.  If the ratio is below 1.0x, then the income from the property does not support the debt.

  Occupancy – Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

  Lease expirations – The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio.  In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

  Maturity – Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

  Borrower/tenant related issues – Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

  Payment status – current vs. delinquent – A history of delinquent payments may be a cause for concern.

  Property condition – Significant deferred maintenance observed during Lender's annual site inspections.

  Other – Any other factors such as current economic conditions may call into question the performance of the loan.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on AXA Financial Group's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2012 and 2011, the carrying values of commercial and agricultural mortgage loans on real estate that had been classified as nonaccrual loans were $6 million and $7 million for commercial and $0 million and $0 million for agricultural, respectively.

Troubled Debt Restructuring

When a loan modification is determined to be a troubled debt restructuring, the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans. Additionally, the loan continues to be subject to the credit review process noted above.

Derivatives

MLOA uses equity options to hedge its exposure to equity linked and commodity indexed crediting rates on certain universal variable life products.

Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by MLOA are accounted for as a separate component of AOCI, net of related deferred income taxes and amounts attributable to DAC and value of business acquired (“VOBA”) related to variable life and investment-type products.

Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

Fair Value of Financial Instruments

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1       Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2       Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3       Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

MLOA defines fair value as the unadjusted quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time MLOA's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, MLOA often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, MLOA either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ widely accepted internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

At December 31, 2012 and 2011, respectively, the fair value of public fixed maturities is approximately $1,557 million and $1,528 million or approximately 40.9% and 42.1% of MLOA's total assets measured at fair value on a recurring basis (excluding guaranteed minimum income benefits (“GMIB”) reinsurance contracts measured at fair value on a recurring basis). The fair values of MLOA's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which MLOA maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, MLOA ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, MLOA may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which MLOA's own assumptions about market-participant inputs would be used in pricing the security.

At December 31, 2012 and 2011, respectively, the fair value of private fixed maturities is approximately $469 million and $439 million or approximately 12.3% and 12.1% of MLOA's total assets measured at fair value on a recurring basis. The fair values of MLOA's private fixed maturities, which primarily are comprised of investments in private placement securities generally are determined using a discounted cash flow model. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may also incorporate unobservable inputs, which reflect MLOA's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

At December 31, 2012 and 2011, respectively, investments classified as Level 1 comprise approximately 47.4% and 45.9% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

At December 31, 2012 and 2011, respectively, investments classified as Level 2 comprise approximately 50.6% and 52.2% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity.

Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2012 and 2011, respectively, approximately $20 million and $28 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

At December 31, 2012 and 2011, respectively, investments classified as Level 3 comprise approximately 2.0% and 1.9% of assets measured at fair value on a recurring basis and primarily include corporate debt securities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2012 and 2011, respectively, were approximately $0 million and $0 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. MLOA applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $41 million and $35 million of mortgage- and asset-backed securities, including commercial mortgage-backed securities (“CMBS”), are classified as Level 3 at December 31, 2012 and 2011, respectively. At December 31, 2012, MLOA continued to apply a risk-adjusted present value technique to estimate the fair value of CMBS securities below the senior AAA tranche due to ongoing insufficient frequency and volume of observable trading activity in these securities.  In applying this valuation methodology, MLOA adjusted the projected cash flows of these securities for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from a third party service whose process placed significant reliance on market trading activity.

Level 3 also includes the GMIB reinsurance contract asset which is accounted for as derivative contracts. The GMIB reinsurance contract asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios. The valuation of the GMIB reinsurance contract asset incorporates significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. The credit risks of the counterparty and of MLOA are considered in determining the fair values of its GMIB reinsurance contract asset, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties. After giving consideration to collateral arrangements, MLOA made no adjustment to reduce the fair value of its GMIB asset at December 31, 2012 and 2011 to recognize incremental counterparty non-performance risk.

Fair values for commercial mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

The fair values for MLOA's supplementary contracts not involving life contingencies (“SCNILC”), single premium deferred annuities and certain annuities, which are included in Policyholder's account balances, are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates.

Recognition of Insurance Income and Related Expenses

Premiums from variable life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

Premiums from non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

DAC and VOBA

DAC. Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

VOBA. VOBA, which arose from MLOA's 2004 acquisition by AXA Financial, was established in accordance with purchase accounting guidance for business combinations. VOBA is the actuarially determined present value of estimated future gross profits from insurance contracts in force at the date of the acquisition. VOBA is amortized over the expected life of the contracts (up to 50 years from the date of issue) according to the type of contract using the methods described below as applicable. VOBA is subject to loss recognition testing at the end of each accounting period.

Amortization Policy. For universal life (“UL”) products and investment-type products, DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC and VOBA are amortized using the present value of estimated assessments. The effect on the amortization of DAC and VOBA of revisions to estimated gross profits or assessments is reflected in earnings in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC and VOBA amortization. Conversely, an increase in expected gross profits or assessments would slow DAC and VOBA amortization. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in shareholders' equity as of the balance sheet date.

A significant assumption in the amortization of DAC and VOBA on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC and VOBA amortization for the period. The opposite occurs when returns are lower than expected.

In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2012, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 9.0% (7.37% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (13.37% net of product weighted average Separate Account fees) and 0.0% (-1.63% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC and VOBA amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC and VOBA amortization. At December 31, 2012, current projections of future average gross market returns assume a 0.0% annualized return for the next two quarters, which is within the maximum and minimum limitations, grading to a reversion to the mean of 9.0% in seven quarters.

In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC and VOBA amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC and VOBA amortization. Generally, life mortality experience has been improving in recent years.

Other significant assumptions underlying gross profit estimates for UL and investment-type products relate to contract persistency and General Account investment spread.

DAC and VOBA associated with non-participating traditional life policies, are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC and VOBA related to these policies are subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC and VOBA are reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

Policyholders' Account Balances and Future Policy Benefits

Policyholders' account balances for variable life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

MLOA issues or has issued certain variable annuity products with a guaranteed minimum death benefit (“GMDB”) feature. MLOA also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC and VOBA. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC and VOBA amortization. There can be no assurance that actual experience will be consistent with management's estimates.

For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on MLOA's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 3.0% to 6.0% for life insurance liabilities and from 3.0% to 6.0% for annuity liabilities.

When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC and VOBA are written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

Separate Accounts

Generally, Separate Accounts established under Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of MLOA. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which MLOA does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity.

The investment results of Separate Accounts, including unrealized gains (losses), on which MLOA does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the statements of earnings (loss). For 2012, 2011 and 2010, investment results of such Separate Accounts were gains (losses) of $196 million, $(49) million and $247 million, respectively.

Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

MLOA reports the General Account's interests in Separate Accounts as other invested assets in the balance sheets.

Other Accounting Policies

AXA Financial and certain of its consolidated subsidiaries, including MLOA, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

INVESTMENTS	12 Months Ended
Dec. 31, 2012
Investments Disclosure [Abstract]
INVESTMENTS

3)       INVESTMENTS

Fixed Maturities and Equity Securities

The following table provides information relating to fixed maturities classified as AFS; no equity securities were classified as AFS.

Available-for-Sale Securities by Classification

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	OTTI
	Cost	Gains	Losses	Value	in AOCI(3)

	(In Millions)
December 31, 2012:
Fixed Maturities:
Corporate	$1,553	$167	$1	$1,719	$0
U.S. Treasury, government
and agency	106	7	0	113	0
States and political subdivisions	25	3	0	28	0
Foreign governments	2	0	0	2	0
Commercial mortgage-backed	57	5	27	35	2
Residential mortgage-backed (1)	19	1	0	20	0
Asset-backed (2)	9	2	0	11	0
Redeemable preferred stock	97	2	1	98	0
Total at December 31, 2012	$1,868	$187	$29	$2,026	$2

December 31, 2011:
Fixed Maturities:
Corporate	$1,554	$147	$8	$1,693	$0
U.S. Treasury, government
and agency	99	6	0	105	0
States and political subdivisions	21	1	0	22	0
Foreign governments	4	0	0	4	0
Commercial mortgage-backed	63	0	34	29	2
Residential mortgage-backed (1)	26	2	0	28	0
Asset-backed (2)	9	1	0	10	0
Redeemable preferred stock	81	0	5	76	0
Total at December 31, 2011	$1,857	$157	$47	$1,967	$2

  Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
  Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2012 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Available-for-Sale Fixed Maturities
Contractual Maturities at December 31, 2012

	Amortized Cost	Fair Value

	(In Millions)

Due in one year or less	$346	$356
Due in years two through five	516	568
Due in years six through ten	660	761
Due after ten years	164	177
Subtotal	1,686	1,862
Commercial mortgage-backed securities	57	35
Residential mortgage-backed securities	19	20
Asset-backed securities	9	11
Total	$1,771	$1,928

The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2012, 2011 and 2010:

	December 31,
	2012	2011	2010

	(In Millions)

Proceeds from sales	$13	$20	$88

Gross gains on sales	$2	$1	$4
Gross losses on sales	$0	$1	$2

Total OTTI	$(7)	$(2)	$(56)
Non-credit losses recognized in OCI	0	0	2
Credit losses recognized in earnings (loss)	$(7)	$(2)	$(54)

The following table sets forth the amount of credit loss impairments on fixed maturity securities held by MLOA at the dates indicated and the corresponding changes in such amounts.

Fixed Maturities - Credit Loss Impairments

	2012	2011

	(In Millions)

Balances at January 1,	$(74)	$(83)
Previously recognized impairments on securities that matured, paid, prepaid or sold	9	11
Recognized impairments on securities impaired to fair value this period(1)	0	0
Impairments recognized this period on securities not previously impaired	(6)	(2)
Additional impairments this period on securities previously impaired	(1)	0
Increases due to passage of time on previously recorded credit losses	0	0
Accretion of previously recognized impairments due to increases in expected cash flows	0	0
Balances at December 31,	$(72)	$(74)

(1)       Represents circumstances where MLOA determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

	December 31,
	2012	2011

	(In Millions)

AFS Securities:
Fixed maturities:
With OTTI loss	$2	$(5)
All other	156	115
Net Unrealized (Gains) Losses	$158	$110

Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

Net Unrealized Gains (Losses) on Fixed Maturities with OTTI Losses

				AOCI Gain
	Net			(Loss) Related
	Unrealized		Deferred	to Net
	Gains		Income	Unrealized
	(Losses) on	DAC and	Tax Asset	Investment
	Investments	VOBA	(Liability)	Gains (Losses)

	(In Millions)

Balance, January 1, 2012	$(5)	$1	$2	$(2)
Net investment gains (losses) arising during the period	6	0	0	6
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	1	0	0	1
Excluded from Net earnings (loss)(1)	0	0	0	0
Impact of net unrealized investment gains (losses) on:
DAC and VOBA	0	(2)	0	(2)
Deferred income taxes	0	0	(2)	(2)
Balance, December 31, 2012	$2	$(1)	$0	$1

Balance, January 1, 2011	$(3)	$0	$1	$(2)
Net investment gains (losses) arising during the period	(2)	0	0	(2)
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	0	0	0	0
Excluded from Net earnings (loss)(1)	0	0	0	0
Impact of net unrealized investment gains (losses) on:
DAC and VOBA	0	1	0	1
Deferred income taxes	0	0	1	1
Balance, December 31, 2011	$(5)	$1	$2	$(2)

(1)       Represents “transfers in” related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

All Other Net Unrealized Investment Gains (Losses) in AOCI

				AOCI Gain
	Net			(Loss) Related
	Unrealized		Deferred	to Net
	Gains		Income	Unrealized
	(Losses) on	DAC and	Tax Asset	Investment
	Investments	VOBA	(Liability)	Gains (Losses)

	(In Millions)

Balance, January 1, 2012	$115	$(27)	$(31)	$57
Net investment gains (losses) arising during the period	37	0	0	37
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	4	0	0	4
Excluded from Net earnings (loss)(1)	0	0	0	0
Impact of net unrealized investment gains (losses) on:
DAC and VOBA	0	(4)	0	(4)
Deferred income taxes	0	0	(13)	(13)
Balance, December 31, 2012	$156	$(31)	$(44)	$81

Balance, January 1, 2011	$77	$(6)	$(24)	$47
Net investment gains (losses) arising during the period	36	0	0	36
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	2	0	0	2
Impact of net unrealized investment gains (losses) on:
DAC and VOBA	0	(21)	0	(21)
Deferred income taxes	0	0	(7)	(7)
Balance, December 31, 2011	$115	$(27)	$(31)	$57

(1)       Represents “transfers out” related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

The following tables disclose the fair values and gross unrealized losses of the 76 issues at December 31, 2012 and the 93 issues at December 31, 2011 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

	Less Than 12 Months		12 Months or Longer		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

	(In Millions)
December 31, 2012
Fixed Maturities:
Corporate	$44	$0	$14	$(1)	$58	$(1)
U.S. Treasury, government
and agency	1	0	0	0	1	0
Foreign governments	0	0	2	0	2	0
Commercial mortgage-backed	0	(1)	26	(26)	26	(27)
Redeemable preferred stock	14	0	30	(1)	44	(1)

Total	$59	$(1)	$72	$(28)	$131	$(29)

December 31, 2011
Fixed Maturities:
Corporate	$105	$(6)	$13	$(2)	$118	$(8)
U.S. Treasury, government
and agency	0	0	0	0	0	0
Foreign governments	0	0	2	0	2	0
Commercial mortgage-backed	1	(2)	27	(32)	28	(34)
Redeemable preferred stock	29	(2)	30	(3)	59	(5)

Total	$135	$(10)	$72	$(37)	$207	$(47)

MLOA's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the shareholder's equity of MLOA, other than securities of the U.S. government, U.S. government agencies and certain securities guaranteed by the U.S. government. MLOA maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 1.2% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2012 and 2011 were $27 million and $27 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners (“NAIC”) designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2012 and 2011, respectively, approximately $125 million and $150 million, or 6.7% and 8.1%, of the $1,868 million and $1,857 million aggregate amortized cost of fixed maturities held by MLOA were considered to be other than investment grade. These securities had net unrealized losses of $17 million and $35 million at December 31, 2012 and 2011, respectively.

MLOA does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. MLOA's fixed maturity investment portfolio includes residential mortgage backed securities (“RMBS”) backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization (“FICO”) scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2012 and 2011, respectively, MLOA owned $4 million and $4 million in RMBS backed by subprime residential mortgage loans, and $0 million and $0 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

At December 31, 2012, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $6 million.

Valuation Allowances for Mortgage Loans:

Allowances for credit losses for mortgage loans in 2012, 2011 and 2010 are as follows:

	Commercial Mortgage Loans
	2012	2011	2010

	(In Millions)
Allowance for credit losses:
Beginning Balance, January 1,	$3	$2	$2
Charge-offs	0	0	0
Recoveries	0	0	0
Provision	1	1	0
Ending Balance, December 31,	$4	$3	$2

Ending Balance, December 31,:
Individually Evaluated for Impairment	$4	$3	$2

Collectively Evaluated for Impairment	$0	$0	$0

Loans Acquired with Deteriorated Credit Quality	$0	$0	$0

There were no allowances for credit losses for agricultural mortgage loans in 2012, 2011 and 2010.

The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following tables provide information relating to the debt service coverage ratio for commercial mortgage loans at December 31, 2012 and 2011, respectively, and for agricultural mortgage loans at December 31, 2011.

Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
December 31, 2012

	Debt Service Coverage Ratio
						Less	Total
	Greater	1.8x to	1.5x to	1.2x to	1.0x to	than	Mortgage
Loan-to-Value Ratio:(2)	than 2.0x	2.0x	1.8x	1.5x	1.2x	1.0x	Loans

	(In Millions)
Commercial Mortgage Loans(1)
0% - 50%	$4	$0	$17	$0	$12	$0	$33
50% - 70%	0	0	0	6	0	0	6
70% - 90%	0	0	0	0	0	0	0
90% plus	10	0	0	0	0	0	10
Total Commercial
Mortgage Loans	$14	$0	$17	$6	$12	$0	$49

  The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
December 31, 2011

	Debt Service Coverage Ratio
						Less	Total
	Greater	1.8x to	1.5x to	1.2x to	1.0x to	than	Mortgage
Loan-to-Value Ratio:(2)	than 2.0x	2.0x	1.8x	1.5x	1.2x	1.0x	Loans

	(In Millions)
Commercial Mortgage Loans(1)
0% - 50%	$5	$0	$17	$0	$1	$0	$23
50% - 70%	0	0	0	41	0	0	41
70% - 90%	0	0	0	6	0	0	6
90% plus	10	0	0	0	0	0	10
Total Commercial
Mortgage Loans	$15	$0	$17	$47	$1	$0	$80

Agricultural Mortgage Loans(1)
0% - 50%	$1	$0	$5	$9	$1	$21	$37
50% - 70%	1	0	2	2	3	2	10
70% - 90%	0	0	0	0	0	0	0
90% plus	0	0	0	0	0	0	0
Total Agricultural
Mortgage Loans	$2	$0	$7	$11	$4	$23	$47

Total Mortgage Loans(1)
0% - 50%	$6	$0	$22	$9	$2	$21	$60
50% - 70%	1	0	2	43	3	2	51
70% - 90%	0	0	0	6	0	0	6
90% plus	10	0	0	0	0	0	10

Total Mortgage Loans	$17	$0	$24	$58	$5	$23	$127

  The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2012 and 2011, respectively.

	Age Analysis of Past Due Mortgage Loans

							Recorded
							Investment
						Total	> 90 Days
	30-59	60-89	90 Days			Financing	and
	Days	Days	or >	Total	Current	Receivables	Accruing

	(In Millions)
December 31, 2012
Commercial	$0	$0	$0	$0	$49	$49	$0
Agricultural	0	0	0	0	0	0	0
Total Mortgage Loans	$0	$0	$0	$0	$49	$49	$0

December 31, 2011
Commercial	$0	$0	$0	$0	$80	$80	$0
Agricultural	0	0	0	0	47	47	0
Total Mortgage Loans	$0	$0	$0	$0	$127	$127	$0

The following table provides information relating to impaired loans at December 31, 2012 and 2011, respectively.

Impaired Mortgage Loans

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment(1)	Recognized

	(In Millions)
December 31, 2012
With no related allowance recorded:
Commercial mortgage loans - other	$0	$0	$0	$0	$0
Agricultural mortgage loans	0	0	0	0	0
Total	$0	$0	$0	$0	$0

With related allowance recorded:
Commercial mortgage loans - other	$10	$10	$(4)	$10	$0
Agricultural mortgage loans	0	0	0	0	0
Total	$10	$10	$(4)	$10	$0

December 31, 2011
With no related allowance recorded:
Commercial mortgage loans - other	$0	$0	$0	$0	$0
Agricultural mortgage loans	0	0	0	0	0
Total	$0	$0	$0	$0	$0

With related allowance recorded:
Commercial mortgage loans - other	$10	$10	$(3)	$10	$0
Agricultural mortgage loans	0	0	0	0	0
Total	$10	$10	$(3)	$10	$0

  Represents a five-quarter average of recorded amortized cost.

Equity Investments

MLOA holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2012 and 2011 were $2 million and $2 million, respectively.

The following table presents MLOA's investment in 2.6 million units in AllianceBernstein, an affiliate, which is included in Other invested assets:

	2012	2011

	(In Millions)

Balance at January 1,	$72	$76
Equity in net earnings (loss)	2	(2)
Impact of repurchase/issuance of AllianceBernstein Units	(2)	2
Dividends received	(3)	(4)
Balance at December 31,	$69	$72

Derivatives

The tables below present quantitative disclosures about MLOA's derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.

Derivative Instruments by Category

		Fair Value
				Gains (Losses)
	Notional	Asset	Liability	Reported In
	Amount	Derivatives	Derivatives	Earnings (Loss)

	(In Millions)
At or For the Year Ended December 31, 2012:

Freestanding derivatives:
Equity contracts:(1)
Options	$29	$2	$1	$0

Net investment income (loss)				0

Embedded derivatives:
GMIB reinsurance contracts (2)	0	7	0	(2)

Balances, December 31, 2012	$29	$9	$1	$(2)

At or For the Year Ended December 31, 2011:

Freestanding derivatives:
Equity contracts:(1)
Options	$3	$0	$0	$0

Net investment income (loss)				0

Embedded derivatives:
GMIB reinsurance contracts (2)	0	9	0	7

Balances, December 31, 2011	$3	$9	$0	$7

  Reported in Other invested assets in MLOA's balance sheets.
  Reported in Other assets in MLOA's balance sheets.

Net Investment Income (Loss)

The following table breaks out Net investment income (loss) by asset category:

	2012	2011	2010

	(In Millions)

Fixed maturities	$97	$102	$106
Mortgage loans on real estate	9	10	10
Policy loans	8	8	8
Other equity investments	0	0	(1)

Gross investment income (loss)	114	120	123

Investment expenses	(4)	(4)	(4)

Net Investment Income (Loss)	$110	$116	$119

Investment Gains (Losses), Net

Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

	2012	2011	2010

	(In Millions)

Fixed maturities	$(5)	$(2)	$(47)
Impact of (repurchase) issuance of AllianceBernstein Units	(2)	2	(2)
Mortgage loans on real estate	2	(1)	1
Investment Gains (Losses), Net	$(5)	$(1)	$(48)

VALUE OF BUSINESS ACQUIRED	12 Months Ended
Dec. 31, 2012
Value Of Business Acquired [Abstract]
Value Of Business Acquired

4)       VALUE OF BUSINESS ACQUIRED

The following table presents MLOA's VOBA asset at December 31, 2012 and 2011:

	Gross	Accumulated
	Carrying	Amortization
	Amount	and Other(1)	Net

	(In Millions)
VOBA

December 31, 2012	$416	$(313)	$103

December 31, 2011	$416	$(319)	$97

(1)       Includes reactivity to unrealized investment gains (losses) and impact of the December 31, 2005 modified coinsurance (“MODCO”) recapture.

For 2012 and 2011, negative amortization expense related to VOBA was $(13) million and $(10) million. For 2010, amortization expense related to VOBA was $27 million. VOBA amortization is estimated to range between $19 million and $13 million annually through 2017.

FAIR VALUE DISCLOSURES	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
FAIR VALUE DISCLOSURES

5)       FAIR VALUE DISCLOSURES

Assets measured at fair value on a recurring basis are summarized below. Fair value measurements also are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2012 and 2011, no assets were required to be measured at fair value on a non-recurring basis.

Fair Value Measurements

	Level 1	Level 2	Level 3	Total

	(In Millions)
December 31, 2012
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate	$0	$1,684	$35	$1,719
U.S. Treasury, government and agency	0	113	0	113
States and political subdivisions	0	28	0	28
Foreign governments	0	2	0	2
Commercial mortgage-backed	0	0	35	35
Residential mortgage-backed(1)	0	20	0	20
Asset-backed(2)	0	5	6	11
Redeemable preferred stock	37	61	0	98
Subtotal	37	1,913	76	2,026
Other equity investments	1	0	0	1
Cash equivalents	145	0	0	145
GMIB reinsurance contracts	0	0	7	7
Separate Accounts' assets	1,623	15	0	1,638
Total Assets	$1,806	$1,928	$83	$3,817

December 31, 2011
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate	$0	$1,659	$34	$1,693
U.S. Treasury, government and agency	0	105	0	105
States and political subdivisions	0	22	0	22
Foreign governments	0	4	0	4
Commercial mortgage-backed	0	0	29	29
Residential mortgage-backed(1)	0	28	0	28
Asset-backed(2)	0	5	5	10
Redeemable preferred stock	19	57	0	76
Subtotal	19	1,880	68	1,967
Other equity investments	1	0	0	1
Cash equivalents	57	0	0	57
GMIB reinsurance contracts	0	0	9	9
Separate Accounts' assets	1,589	15	0	1,604
Total Assets	$1,666	$1,895	$77	$3,638

(1)       Includes publicly traded agency pass-through securities and collateralized obligations.

(2)       Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

In 2012, AFS fixed maturities with fair values of $3 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.4% of total equity at December 31, 2012.

In 2011, AFS fixed maturities with fair values of $5 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $22 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 4.0% of total equity at December 31, 2011.

The table below presents a reconciliation for all Level 3 assets at December 31, 2012 and 2011, respectively.

Level 3 Instruments
Fair Value Measurements

		Commercial		Redeemable	GMIB
		Mortgage-	Asset-	Preferred	Reinsurance
	Corporate	backed	backed	Stock	Contracts

	(In Millions)

Balance, January 1, 2012	$34	$29	$5	$0	$9
Total gains (losses), realized and unrealized, included in:
Earnings (loss) as:
Net investment income (loss)	0	0	0	0	0
Investment gains (losses), net	1	(7)	0	0	0
Increase (decrease) in the fair value of
reinsurance contracts	0	0	0	0	(2)
Subtotal	1	(7)	0	0	(2)
Other comprehensive income (loss)	0	13	1	0	0
Purchases	0	0	0	0	0
Sales	(3)	0	0	0	0
Transfers into Level 3(2)	3	0	0	0	0
Balance, December 31, 2012(1)	$35	$35	$6	$0	$7

Balance, January 1, 2011	$19	$36	$5	$0	$2
Total gains (losses), realized and unrealized included in:
Earnings (loss) as:
Net investment income (loss)	0	0	0	0	0
Investment gains (losses), net	0	(1)	0	0	0
Increase (decrease) in the fair value of
reinsurance contracts	0	0	0	0	7
Subtotal	$0	$(1)	$0	$0	$7
Other comprehensive income (loss)	(2)	(3)	0	0	0
Sales	(1)	(3)	0	0	0
Transfers into Level 3(2)	22	0	0	0	0
Transfers out of Level 3(2)	(4)	0	0	0	0
Balance, December 31, 2011(1)	$34	$29	$5	$0	$9

  There were no U.S. Treasury, government and agency; State and political subdivisions; Foreign governments; Residential mortgage-backed securities; Other equity investments; or Separate Accounts' assets classified as Level 3 at December 31, 2012 and 2011.
  Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

The table below details changes in unrealized gains (losses) for 2012 and 2011 by category for Level 3 assets still held at December 31, 2012 and 2011, respectively.

	Earnings (Loss)
			Increase
	Net	Investment	(Decrease) in the
	Investment	Gains	Fair Value of
	Income	(Losses),	Reinsurance
	(Loss)	Net	Contracts	OCI

	(In Millions)
Level 3 Instruments
Full Year 2012
Still Held at December 31, 2012:(1)
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Commercial mortgage-backed	0	0	0	13
Other fixed maturities, available-for-sale	0	0	0	1
Subtotal	$0	$0	$0	$14
GMIB reinsurance contracts	0	0	(2)	0
Total	$0	$0	$(2)	$14

Level 3 Instruments
Full Year 2011
Still Held at December 31, 2011:(1)
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Commercial mortgage-backed	0	0	0	(4)
Other fixed maturities, available-for-sale	0	0	0	(2)
Subtotal	$0	$0	$0	$(6)
GMIB reinsurance contracts	0	0	7	0
Total	$0	$0	$7	$(6)

(1)       There were no Equity securities classified as AFS, Other equity investments, Cash equivalents and Separate Accounts' assets at December 31, 2012 and 2011.

The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2012.

Quantitative Information about Level 3 Fair Value Measurements
December 31, 2012

	Fair	Valuation	Significant
	Value	Technique	Unobservable Input	Range

Assets:	(In Millions)
Investments:
Fixed maturities, available-for-sale:
Corporate	$11	Matrix pricing model	Spread over the industry-specific
			benchmark yield curve	600 bps - 650 bps

Commercial mortgage-backed	35	Discounted Cash flow	Constant default rate	3.0% - 25.0%
			Probability of default	55.0%
			Loss severity	49.0%
			Discount rate	3.72% - 13.42%

GMIB reinsurance contracts	7	Discounted Cash flow	Lapse Rates	2.5% - 27.5%
			Withdrawal Rates	3.5%
			GMIB Utilization Rates	0.0% - 15.0%
			Non-performance risk	13.5 bps
			Volatility rates - Equity	24.0%- 36.0%

Excluded from the table above are approximately $30 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by MLOA and are not reasonably available. The fair value measurements of these Level 3 investments comprise approximately 39.5% of total assets classified as Level 3 and represent only 0.8% of total assets measured at fair value on a recurring basis. These investments primarily consist of certain privately placed debt securities with limited trading activity, including asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in MLOA's reporting significantly higher or lower fair value measurements for these Level 3 investments.

Included in the table above are approximately $11 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3 at December 31, 2012 that is determined by application of a matrix pricing model, representing approximately 31.4% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

Commercial mortgage-backed securities classified as Level 3 consist of holdings subordinate to the AAA-tranche position and for which MLOA applies a discounted cash flow methodology to measure fair value. The process for determining fair value first adjusts the contractual principal and interest payments to reflect performance expectations and then discounts the securities' cash flows to reflect an appropriate risk-adjusted return. The significant unobservable inputs used in these fair value measurements are default rate and probability, loss severity, and the discount rate. An increase either in the cumulative default rate, probability of default, or loss severity would result in a decrease in the fair value of these securities; generally, those assumptions would change in a directionally similar manner. A decrease in the discount rate would result in directionally inverse movement in the fair value measurement of these securities.

Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data. Validations of unobservable inputs are performed to the extent MLOA has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

The significant unobservable inputs used in the fair value measurement of MLOA's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset.

The carrying values and fair values at December 31, 2012 and December 31, 2011 for financial instruments not otherwise disclosed in Note 3 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations.

	December 31, 2012
	Carrying	Fair Value
	Value	Level 1	Level 2	Level 3	Total

	(In Millions)

Mortgage loans on real estate	$45	$0	$0	$46	$46
Policyholders liabilities: Investment contracts	200	0	0	223	223

	December 31, 2011
	Carrying	Fair
	Value	Value

	(In Millions)

Mortgage loans on real estate	$124	$130
Policyholders liabilities - Investment contracts	229	242

GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES	12 Months Ended
Dec. 31, 2012
Gmdb Gmib And No Lapse Guarantee Features [Abstract]
GMDB GMIB AND NO LAPSE GUARANTEE FEATURES

6)       GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

A) Variable Annuity Contracts - GMDB and GMIB

MLOA has certain variable annuity contracts with GMDB and GMIB features-in-force that guarantee one of the following:

  Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

  Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

  Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

  Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or an annual reset.

The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

	GMDB	GMIB	Total

	(In Millions)

Balance at January 1, 2010	$5	$3	$8
Paid guarantee benefits	(2)	0	(2)
Other changes in reserve	3	(1)	2
Balance at December 31, 2010	6	2	8
Paid guarantee benefits	(2)	0	(2)
Other changes in reserve	3	0	3
Balance at December 31, 2011	7	2	9
Paid guarantee benefits	(2)	0	(2)
Other changes in reserve	3	0	3
Balance at December 31, 2012	$8	$2	$10

Related GMDB reinsurance ceded amounts were:

GMDB

(In Millions)

Balance at January 1, 2010	$3
Paid guarantee benefits	(1)
Other changes in reserve	1
Balance at December 31, 2010	3
Other changes in reserve	1
Balance at December 31, 2011	4
Paid guarantee benefits	0
Other changes in reserve	1
Balance at December 31, 2012	$5

The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

The December 31, 2012 values for variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

	Return
	of
	Premium	Ratchet	Roll-Up		Combo		Total

	(Dollars In Millions)

GMDB:
Account values invested in:
General Account	$121	$186	$	N/A		$30	$337
Separate Accounts	$309	$391	$	N/A		$59	$759
Net amount at risk, gross	$5	$48	$	N/A		$17	$70
Net amount at risk, net of
amounts reinsured	$5	$43	$	N/A		$0	$48
Average attained age
of contractholders	66.1	66.4		N/A		66.1	66.3
Percentage of contractholders
over age 70	25.6%	25.7%		N/A		25.0%	25.6%
Contractually specified
interest rates	N/A	N/A		N/A		5.0%	5.0%

GMIB:
Account values invested in:
General Account	N/A	N/A		$30	$	N/A	$30
Separate Accounts	N/A	N/A		$59	$	N/A	$59
Net amount at risk, gross	N/A	N/A		$3	$	N/A	$3
Net amount at risk, net of
amounts reinsured	N/A	N/A		$0	$	N/A	$0
Weighted average years
remaining until annuitization	N/A	N/A		1.7		N/A	1.7
Contractually specified
interest rates	N/A	N/A		5.0%		N/A	5.0%

  Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

Investment in Variable Insurance Trust Mutual Funds

	December 31,
	2012	2011

	(In Millions)
GMDB:
Equity	$643	$685
Fixed income	73	89
Balanced	15	16
Other	28	34
Total	$759	$824

GMIB:
Equity	$47	$54
Fixed income	9	12
Other	3	4
Total	$59	$70

C) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee

The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements. At December 31, 2012 and 2011, MLOA had liabilities of $1 million and $1 million, respectively, for no lapse guarantees reflected in the General Account in future policy benefits and other policyholders' liabilities.

REINSURANCE	12 Months Ended
Dec. 31, 2012
Reinsurance Agreements [Abstract]
REINSURANCE

7)        REINSURANCE

MLOA reinsures most of its new variable life policies on an excess of retention basis. MLOA maintains a maximum of $4 million on single-life policies and $6 million on second-to-die policies. For amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable Life Insurance Company (“AXA Equitable”), an affiliate and wholly-owned subsidiary of AXA Financial, up to a combined maximum of $20 million on single-life policies and $25 million on second-to-die policies. For amounts applied in excess of those limits, MLOA seeks reinsurance from unaffiliated third parties. A contingent liability exists with respect to reinsurance ceded should the reinsurers be unable to meet their obligations. For its variable annuity products, MLOA retained 100% of the risk in connection with the return of premium death benefit. The benefits in connection with GMDB in excess of the return of premium benefit, which are offered under certain of MLOA's annuity contracts, were 100% reinsured up to specified limits. Benefits in connection with the earnings increase benefit rider were similarly reinsured. The GMIB was 100% reinsured up to individual and aggregate limits as well as limits that are based on benefit utilization.

Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2012 and 2011 were $7 million and $9 million, respectively. The increases (decreases) in estimated fair value were $(2) million, $7 million and $1 million for 2012, 2011 and 2010, respectively.

At December 31, 2012 and 2011, respectively, reinsurance recoverables related to insurance contracts amounted to $158 million and $136 million, of which $53 million in 2012 and $56 million in 2011 related to one specific reinsurer, which is rated AA- with the remainder of the reinsurers rated BBB and above or not rated.  A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations.  MLOA evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

The following table summarizes the effect of reinsurance:

	2012	2011	2010

	(In Millions)

Direct premiums	$56	$68	$66
Assumed	2	2	2
Reinsurance ceded	(26)	(28)	(29)
Premiums	$32	$42	$39

Variable Life and Investment-type Product Policy Fee Income Ceded	$29	$31	$31
Policyholders' Benefits Ceded	$84	$39	$43

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

8)       RELATED PARTY TRANSACTIONS

In August 2012, MLOA sold its entire portfolio of agricultural mortgage loans on real estate to AXA Equitable, an affiliate, in exchange for $42 million dollars in cash. MLOA recorded a pre-tax net realized gain of $3 million related to the sale.

Under its service agreement with AXA Equitable, personnel services, employee benefits, facilities, supplies and equipment are provided to MLOA to conduct its business. The associated costs related to the service agreement are allocated to MLOA based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support MLOA. As a result of such allocations, MLOA incurred expenses of $57 million, $54 million and $53 million for 2012, 2011 and 2010, respectively. At December 31, 2012 and 2011, respectively, MLOA reported a $23 million and $11 million payable to AXA Equitable in connection with its service agreement.

Various AXA affiliates cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. Beginning in 2008 AXA Global Life, in turn, retrocedes a quota share portion of these risks to MLOA on a one-year term basis. Premiums and experience refunds earned in 2012, 2011 and 2010 under this arrangement totaled approximately $1 million, $2 million and $2 million, respectively. Claims and expenses paid in 2012, 2011 and 2010 were $1 million, $1 million and $2 million, respectively.

MLOA cedes a portion of its life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis. Premiums paid in 2012, 2011 and 2010 to AXA Equitable totaled approximately $570,437, $426,414 and $395,877, respectively. Claims and expenses in 2012, 2011 and 2010 were $0, $0 and $894,972, respectively.

As more fully described in Note 7, MLOA ceded new variable life policies on an excess of retention basis with AXA Equitable and reinsured the no lapse guarantee riders through AXA RE Arizona Company (formerly AXA Bermuda, which during second quarter 2012, redomesticated from Bermuda to Arizona and changed its name to AXA RE Arizona Company) (“AXA Arizona”). MLOA reported $317,488, $334,772 and $361,422 of ceded premiums for 2012, 2011 and 2010, respectively.

In 2012, 2011 and 2010, respectively, MLOA paid AXA Distribution and its subsidiaries $11 million, $36 million and $31 million of commissions and fees for sales of insurance products. MLOA charged AXA Distribution's subsidiaries $25 million, $3 million and $3 million, respectively, for their applicable share of operating expenses in 2012, 2011 and 2010, pursuant to the Agreements for Services.

In addition to the AXA Equitable service agreement, MLOA has various other service and investment advisory agreements with affiliates. The amount of expenses incurred by MLOA related to these agreements were $2 million, $2 million and $2 million for 2012, 2011 and 2010, respectively.

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
Shared Based Compensation [Abstract]
SHARE BASED OMPENSATION

9)        SHARE-BASED COMPENSATION

For 2012, 2011 and 2010, respectively, MLOA recognized compensation costs of $3 million, $1 million and $3 million, for share-based payment arrangements and approximately $177,000, $280,000 and $431,000 related to employee stock options.

At December 31, 2012, approximately $117,000 of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by MLOA over a weighted average period of 0.8 years.

AXA Miles Program. On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA ordinary shares (“AXA Miles”) to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired.  Half of each AXA Miles grant, or 25 AXA Miles, are further subject to vesting conditions based on achievement of improvements in specific AXA performance metrics. The total fair value of these AXA Miles awards of approximately $6 million, net of expected forfeitures, is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible and is updated to reflect change in respect of the expectation for meeting the predefined performance conditions. In 2012, the expense associated with the March 16, 2012 grant of AXA Miles was approximately $94,300.

On July 1, 2007, under the terms of the AXA Miles Program 2007, AXA granted 50 AXA Miles to every employee and financial professional of AXA for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees and financial professionals of AXA Financial's subsidiaries was approximately $700,000, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2011 and 2010, respectively, MLOA recognized compensation expense of approximately $53,000 and $113,000 in respect of this grant of AXA Miles.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
INCOME TAXES

10)        INCOME TAXES

A summary of the income tax (expense) benefit in the statements of earnings (loss) follows:

	2012	2011	2010

	(In Millions)

Income tax (expense) benefit:
Current (expense) benefit	$(4)	$39	$(24)
Deferred (expense) benefit	(2)	(38)	35
Total	$(6)	$1	$11

The Federal income taxes attributable to operations are different from the amounts determined by multiplying the earnings (loss), before income taxes by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

	2012	2011	2010

	(In Millions)

Tax at statutory rate	$(15)	$(26)	$10
Dividends received deduction	2	2	1
Tax settlement	9	7	0
Valuation allowance	0	19	0
Other	(2)	(1)	0
Income Tax (Expense) Benefit	$(6)	$1	$11

MLOA recognized a tax benefit in 2012 of $9 million related to the settlement with the IRS of the audit for tax years 2004 - 2007. The tax benefit for 2011 reflected a benefit in the amount of $19 million related to the determination that the valuation allowance previously established on deferred tax assets related to net operating loss carry forwards was no longer necessary and a $7 million benefit in settlement of refund claims for tax years 1994 - 1997.

The components of the net deferred income taxes are as follows:

	December 31, 2012		December 31, 2011
	Assets	Liabilities	Assets	Liabilities

	(In Millions)

Reserves and reinsurance	$0	$21	$0	$37
DAC	0	46	0	26
VOBA	0	34	0	34
Investments	0	25	0	6
Goodwill and other intangible assets	0	9	0	7
NOL and Credits	0	0	6	0
Other	8	0	0	6
Total	$8	$135	$6	$116

MLOA does not provide income taxes on the undistributed earnings related to its investment in AllianceBernstein units except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2012, $6 million of accumulated undistributed earnings related to its investment in AllianceBernstein units were permanently invested. At existing applicable income tax rates, additional taxes of approximately $2 million would need to be provided if such earnings were remitted.

At December 31, 2012 and 2011, respectively, the total amount of unrecognized tax benefits were $5 million and $20 million, all of which would affect the effective tax rate.

MLOA recognizes accrued interest and penalties related to unrecognized tax benefits in tax (expense) benefit. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2012 and 2011 were $1 million and $3 million, respectively. Tax (expense) benefit for 2012 reflected a benefit of $2 million in interest expense related to unrecognized tax benefits.

A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

	2012	2011	2010

	(In Millions)

Balance, beginning of year	$17	$16	$15
Additions for tax positions of prior years	1	1	1
Reductions for tax positions of prior years	(2)	0	0
Settlements with tax authorities	(12)	0	0
Balance, End of Year	$4	$17	$16

In 2012, the IRS concluded its examination of the tax returns of MONY Life and its subsidiaries from the date of its acquisition by AXA Financial in 2004 through 2007. The completion of this examination resulted in the release of $12 million of unrecognized tax benefits for MLOA. It is reasonably possible that the total amounts of unrecognized tax benefits will change within the next 12 months. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income Loss [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME LOSS

11)        ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

AOCI represents cumulative gains (losses) on investments that are not reflected in earnings (loss). The balances for the past three years follow:

	December 31,
	2012	2011	2010

	(In Millions)

Unrealized gains (losses) on investments, net of adjustments	$82	$55	$45
Total Accumulated Other Comprehensive Income (Loss)	$82	$55	$45

The components of OCI for the past three years follow:

	December 31,
	2012	2011	2010

	(In Millions)
Net unrealized gains (losses) on investments:
Net unrealized gains (losses) arising during the year	$43	$34	$51
(Gains) losses reclassified into net earnings (loss) during the year	5	2	47
Net unrealized gains (losses) on investments	48	36	98
Adjustments for DAC and VOBA and deferred income tax (expense) benefit	(21)	(26)	(42)
Other Comprehensive Income (Loss)	$27	$10	$56

LITIGATION	12 Months Ended
Dec. 31, 2012
Litigation [Abstract]
LITIGATION

12)       LITIGATION

Insurance Litigation

MLOA is involved in various legal actions and proceedings in connection with its business. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on MLOA's financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

Insurance Regulatory Matters

MLOA is subject to various statutory and regulatory requirements concerning the payment of death benefits and the reporting and escheatment of unclaimed property, and is subject to audit and examination for compliance with these requirements. MLOA, along with other life insurance industry companies, has been the subject of various inquiries regarding its death claim, escheatment, and unclaimed property procedures and is cooperating with these inquiries. For example, MLOA is under audit by a third party auditor acting on behalf of a number of U.S. state jurisdictions reviewing compliance with unclaimed property laws of those jurisdictions. In addition, a number of life insurance industry companies have received a multistate targeted market conduct examination notice issued on behalf of various U.S. state insurance departments reviewing use of the U.S. Social Security Administration's Death Master File or similar database, claims processing and payments to beneficiaries. In December 2012, MLOA received an examination notice on behalf of at least six insurance departments. The audits and related inquiries have resulted in the payment of death benefits and changes to MLOA's relevant procedures. MLOA expects it will also result in the reporting and escheatment of unclaimed death benefits, including potential interest on such payments, and the payment of examination costs. In addition, MLOA, along with other life insurance industry companies, is subject to lawsuits that may be filed by state regulatory agencies or other litigants.

_______________________________________________

In addition to the matters descried above, a number of lawsuits, claims and assessments have been filed against life and health insurers in the jurisdictions in which MLOA does business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the matters have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. MLOA, like other life and health insurers, from time to time is involved in such matters. Some of these matters filed against MLOA have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on MLOA's financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

Although the outcome of litigation and regulatory matters cannot be predicted with certainty, MLOA's management believes that the ultimate resolution of the matters described above should not have a material adverse effect on the financial position of MLOA. MLOA's management cannot make an estimate of loss, if any, or predict whether or not such litigations and regulatory matters will have a material adverse effect on MLOA's results of operations in any particular period.

STATUTORY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2012
Statutory Financial Information [Abstract]
Statutory Financial Information

13)       STATUTORY FINANCIAL INFORMATION

MLOA is restricted as to the amounts it may pay as dividends to MONY Life. Under Arizona Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholder not exceeding an amount calculated based on a statutory formula. For 2012, 2011 and 2010, MLOA's statutory net income (loss) was $33 million, $35 million and $(19) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve (“AVR”) totaled $295 million and $225 million at December 31, 2012 and 2011, respectively. There were no shareholder dividends paid to MONY Life by MLOA in 2012, 2011 and 2010.

At December 31, 2012, MLOA, in accordance with various government and state regulations, had $5 million of securities on deposit with such government or state agencies.

At December 31, 2012 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by the State of Arizona Insurance Department (the “AID”) and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2012.

Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles (“SAP”) and total shareholder's equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance Units under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (h) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP and (i) the fair valuing of all acquired assets and liabilities including VOBA assets required for U.S. GAAP purchase accounting.

SUBSEQUENT EVENT	0 Months Ended
Apr. 10, 2013
Subsequent Event [Abstract]
Subsequent Events [Text Block]

14)       SUBSEQUENT EVENT (UNAUDITED)

On April 10, 2013, MLOA entered into an agreement with Protective Life Insurance Company (“Protective Life”) to reinsure an in-force book of life insurance and annuity policies, written primarily prior to 2004. Upon the closing of the agreement, MLOA will receive consideration totaling $373 million. The transaction, which is subject to regulatory approvals and the satisfaction of other customary conditions, is expected to close in 2013.

SUMMARY OF SIGNIFICANT ACCOUNTING (POLICIES)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Basis Of Presentation [Policy Text Block]

Basis of Presentation

The preparation of the accompanying financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the financial position of MLOA and its results of operations and cash flows for the periods presented.

The years “2012”, “2011” and “2010” refer to the years ended December 31, 2012, 2011 and 2010, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

Revision Of Prior Period Financial Statements Policy [Policy Text Block]

Revision of Prior Period Financial Statements

During the year ended 2012, MLOA's management identified a pre-tax $31 million ($20 million post-tax) overpayment related to its intercompany commission expenses with AXA Network resulting in an overstatement of commissions and other operating costs and expenses and a net $6 million pre-tax ($4 million post-tax) of overstatement of initial fee liability and understatement of deferred policy acquisition costs (“DAC”) amortization for the years 2011 and 2010. MLOA's management does not believe these overpayments and the impact of revisions to initial fee liability and amortization of DAC to be material to MLOA's results of operations, financial position, or cash flows for any of MLOA's previously filed annual financial statements. As the correction due to the overpayment would be material to the results of operations and cash flows for 2012, MLOA's Statements of Earnings and Statements of Cash Flows for the years ended 2011 and 2010 and Balance sheet as of December 31, 2011, included herein have been revised.

The following table presents the effects of the revision to MLOA's previously reported balance sheets:

	As Previously Reported	Adjustment	As Adjusted

December 31, 2011:	(In Millions)

Assets:
Deferred policy acquisition costs	$228	$(4)	$224
Liabilities:
Future policy benefits and other
policyholders liabilities	$390	$(10)	$380
Other liabilities	43	(31)	12
Current and deferred income taxes	134	13	147
Equity:
Retained earnings	113	24	137
Total shareholder's equity	685	24	709

The following table presents the effects of the revision to MLOA's previously reported statements of earnings (loss):

	As Previously
	Reported	Adjustment	As Adjusted

Year Ended December 31, 2011:	(In Millions)
Revenues:
Universal life and investment-type product
policy fee income	$117	$6	$123
Benefits and Other Deductions:
Commissions	45	(12)	33
Amortization of deferred policy acquisition costs
and value of business acquired	(14)	2	(12)
Other operating costs and expenses	35	(6)	29
Earnings (loss), before income taxes	64	22	86
Income tax (expense) benefit	5	(7)	(2)
Net earnings (loss)	69	15	84

Year Ended December 31, 2010:
Revenues:
Universal life and investment-type product
policy fee income	$118	$4	$122
Benefits and Other Deductions:
Commissions	35	(8)	27
Amortization of deferred policy acquisition costs
and value of business acquired	41	2	43
Other operating costs and expenses	30	(3)	27
Earnings (loss), before income taxes	(37)	13	(24)
Income tax (expense) benefit	14	(5)	9
Net earnings (loss)	(23)	8	(15)

The following table presents the effects of the revision to MLOA's previously reported statements of cash flows:

	As Previously
	Reported	Adjustment	As Adjusted

	(In Millions)
Year Ended December 31, 2011:
Cash flows from operating activities:
Net earnings	$69	$15	$84
Universal life and investment-type product
policy fee income	(117)	(6)	(123)
Change in deferred policy acquisition costs
and value of business acquired	(49)	2	(47)
Change in current and deferred income taxes	11	7	18
Other, net	0	(18)	(18)

Year Ended December 31, 2010:
Cash flows from operating activities:
Net earnings	$(23)	$8	$(15)
Universal life and investment-type product
policy fee income	(118)	(4)	(122)
Change in deferred policy acquisition costs
and value of business acquired	12	2	14
Change in current and deferred income taxes	(13)	5	(8)
Other, net	10	(11)	(1)

Retospective Adoption And Adoption Of New Accounting Pronouncements [Policy Text Block]

Retrospective Adoption of Accounting Pronouncements

In October 2010, the Financial Accounting Standards Board (“FASB”) issued authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance, an entity may defer incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. This amended guidance was effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and permits, but does not require, retrospective application. MLOA adopted this guidance effective January 1, 2012, and applied the retrospective method of adoption.

The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to MLOA's previously reported balance sheets:

	As Previously Reported
	and Adjusted Herein	Adjustment	As Adjusted

December 31, 2011:	(In Millions)

Assets:
Deferred policy acquisition costs	$224	$(52)	$172
Liabilities:
Current and deferred income taxes	147	(18)	129
Equity:
Retained earnings	137	(34)	103
Total shareholder's equity	709	(34)	675

The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to MLOA's previously reported statements of earnings (loss):

	As Previously Reported
	and Adjusted Herein	Adjustment	As Adjusted

Year Ended December 31, 2011:	(In Millions)
Benefits and Other Deductions:
Amortization of deferred policy acquisition costs
and value of business acquired	$(12)	$0	$(12)
Capitalization of deferred policy acquisition costs	(35)	10	(25)
Earnings (loss), before income taxes	86	(10)	76
Income tax (expense) benefit	(2)	3	1
Net earnings (loss)	84	(7)	77

Year Ended December 31, 2010:
Benefits and Other Deductions:
Amortization of deferred policy acquisition costs
and value of business acquired	$43	$(2)	$41
Capitalization of deferred policy acquisition costs	(29)	8	(21)
Earnings (loss), before income taxes	(24)	(6)	(30)
Income tax (expense) benefit	9	2	11
Net earnings (loss)	(15)	(4)	(19)

The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to MLOA's previously reported statements of cash flows:

	As Previously Reported
	and Adjusted Herein	Adjustment	As Adjusted

	(In Millions)
Year Ended December 31, 2011:
Cash flows from operating activities:
Net earnings	$84	$(7)	$77
Change in deferred policy acquisition costs
and value of business acquired	(47)	10	(37)
Change in current and deferred income taxes	18	(3)	15

Year Ended December 31, 2010:
Cash flows from operating activities:
Net earnings	$(15)	$(4)	$(19)
Change in deferred policy acquisition costs
and value of business acquired	14	6	20
Change in current and deferred income taxes	(8)	(2)	(10)

Adoption of New Accounting Pronouncements

In September 2011, the FASB issued new guidance on testing goodwill for impairment.  The guidance is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The guidance was effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted for certain companies. Implementation of this guidance did not have a material impact on MLOA's financial statements.

In June 2011, the FASB issued new guidance to amend the existing alternatives for presenting Other comprehensive income (loss) (“OCI”) and its components in financial statements. The amendments eliminate the current option to report OCI and its components in the statement of changes in equity. An entity can elect to present items of net earnings (loss) and OCI in one continuous statement or in two separate, but consecutive statements. This guidance will not change the items that constitute net earnings (loss) and OCI, when an item of OCI must be reclassified to net earnings (loss). The new guidance also called for reclassification adjustments from OCI to be measured and presented by income statement line item in net earnings (loss) and in OCI. This guidance was effective for interim and annual periods beginning after December 15, 2011. Consistent with this guidance, MLOA currently presents items of net earnings (loss) and OCI in two consecutive statements. In December 2011, the FASB issued new guidance to defer the portion of the guidance to present components of OCI on the face of the statement of earnings (loss).

In May 2011, the FASB amended its guidance on fair value measurements and disclosure requirements to enhance comparability between U.S. GAAP and International Financial Reporting Standards (“IFRS”). The changes to the existing guidance include how and when the valuation premise of highest and best use applies, the application of premiums and discounts, as well as new required disclosures. This guidance was effective for reporting periods beginning after December 15, 2011, with early adoption prohibited. Implementation of this guidance did not have a material impact on MLOA's financial statements.

In April 2011, the FASB issued new guidance for a creditor's determination of whether a restructuring is a troubled debt restructuring (“TDR”). The new guidance provided additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a TDR. The new guidance required creditors to evaluate modifications and restructurings of receivables using a more principles-based approach, which may result in more modifications and restructurings being considered TDR. The financial reporting implications of being classified as a TDR are that the creditor is required to:

  Consider the receivable impaired when calculating the allowance for credit losses; and

  Provide additional disclosures about its troubled debt restructuring activities in accordance with the requirements of recently issued guidance on disclosures about the credit quality of financing receivables and the allowance for credit losses.

The new guidance was effective for the first interim or annual period beginning on or after June 15, 2011. Implementation of this guidance did not have a material impact on MLOA's financial statements.

In July 2010, the FASB issued new and enhanced disclosure requirements about the credit quality of financing receivables and the allowance for credit losses with the objective of providing greater transparency of credit risk exposures from lending arrangements in the form of loans and receivables and of accounting policies and methodology used to estimate the allowance for credit losses.  These disclosure requirements include both qualitative information about credit risk assessment and monitoring and quantitative information about credit quality during and at the end of the reporting period, including current credit indicators, agings of past-due amounts, and carrying amounts of modified, impaired, and non-accrual loans.  Several new terms critical to the application of these disclosures, such as “portfolio segments” and “classes”, were defined by the FASB to provide guidance with respect to the appropriate level of disaggregation for the purpose of reporting this information.  Except for disclosures of reporting period activity, or, more specifically, the credit loss allowance rollforward and the disclosures about troubled debt restructurings, all other disclosures required by this standard are to be presented for the annual period ending after December 15, 2010. Disclosures of reporting period activity or, more specifically, the credit loss allowance rollforward, which are effective in the first interim reporting period beginning after December 15, 2010, have been adopted. Comparative disclosures are not required for earlier periods presented for comparative purposes at initial adoption.  Implementation of the effective guidance did not have a material impact on MLOA's financial statements.

In January 2010, the FASB issued new guidance for improving disclosures about fair value measurements. This guidance requires a reporting entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and to describe the reasons for the transfers. In addition, for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. This guidance was effective for interim and annual reporting periods ending on or after December 15, 2009 except for disclosures for Level 3 fair value measurements which was effective for the first quarter of 2011. These new disclosures have been included in the Notes to MLOA's financial statements, as appropriate.

Future Adoption Of New Accounting Pronouncements [Policy Text Block]

Future Adoption of New Accounting Pronouncements

In February 2013, the FASB issued new guidance to improve the reporting of reclassifications out of accumulated other comprehensive income (loss) (“AOCI”). The amendments in this guidance require an entity to report the effect of significant reclassifications out of AOCI on the respective line items in the statement of earnings (loss) if the amount being reclassified is required to be reclassified in its entirety to net earnings (loss). For other amounts that are not required to be reclassified in their entirety to net earnings in the same reporting period, an entity is required to cross-reference other disclosures that provide additional detail about those amounts. The guidance requires disclosure of reclassification information either in the notes or the face of the financial statements provided the information is presented in one location. This guidance is effective for interim and annual periods beginning after December 31, 2012. Management does not expect that implementation of this guidance will have a material impact on MLOA's financial statements.

In December 2011, the FASB issued new and enhanced disclosures about offsetting (netting) of financial instruments and derivatives, including repurchase/reverse repurchase agreements and securities lending/borrowing arrangements, to converge with those required by IFRS. The disclosures require presentation in tabular format of gross and net information about assets and liabilities that either are offset (presented net) on the balance sheet or are subject to master netting agreements or similar arrangements providing rights of setoff, such as global master repurchase, securities lending, and derivative clearing agreements, irrespective of whether the assets and liabilities are offset. Financial instruments subject only to collateral agreements are excluded from the scope of these requirements, however, the tabular disclosures are required to include the fair values of financial collateral, including cash, related to master netting agreements or similar arrangements. In January 2013, the FASB issued new guidance limiting the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. This guidance is effective for interim and annual periods beginning after January 1, 2013 and is to be applied retrospectively to all comparative prior periods presented. Management does not expect that implementation of this guidance will have a material impact on MLOA's financial statements.

Investment [Policy Text Block]

Investments

The carrying values of fixed maturities classified as available-for-sale (“AFS”) are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts (“REIT”), perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

MLOA determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

MLOA's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments (“OTTI”). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Investments Under Surveillance (“IUS”) Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

Policy loans are stated at unpaid principal balances.

Partnerships and joint venture interests that MLOA has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of variable interest entities (“VIE”) are consolidated. Those that MLOA does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported in Other assets. MLOA records its interest in certain of these partnerships on a one quarter lag basis.

Equity securities, which include common stock and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in Other invested assets with changes in fair value reported in OCI.

Units in AllianceBernstein L.P. (“AllianceBernstein”), a subsidiary of AXA Financial, are carried on the equity method and reported in Other invested assets.

Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

All securities owned, including United States government and agency securities and mortgage-backed securities, are reported in the financial statements on a trade date basis.

Valuation Allowances for Mortgage Loans [Policy Text Block]

Valuation Allowances for Mortgage Loans:

For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

  Loan-to-value ratio – Derived from current loan balance divided by the fair market value of the property.  An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%.   In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

  Debt service coverage ratio – Derived from actual net operating income divided by annual debt service.  If the ratio is below 1.0x, then the income from the property does not support the debt.

  Occupancy – Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

  Lease expirations – The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio.  In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

  Maturity – Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

  Borrower/tenant related issues – Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

  Payment status – current vs. delinquent – A history of delinquent payments may be a cause for concern.

  Property condition – Significant deferred maintenance observed during Lender's annual site inspections.

  Other – Any other factors such as current economic conditions may call into question the performance of the loan.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on AXA Financial Group's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2012 and 2011, the carrying values of commercial and agricultural mortgage loans on real estate that had been classified as nonaccrual loans were $6 million and $7 million for commercial and $0 million and $0 million for agricultural, respectively.

Loans and Leases Receivable, Troubled Debt Restructuring Policy [Policy Text Block]

Troubled Debt Restructuring

When a loan modification is determined to be a troubled debt restructuring, the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans. Additionally, the loan continues to be subject to the credit review process noted above.

Derivatives [Policy Text Block]	Derivatives MLOA uses equity options to hedge its exposure to equity linked and commodity indexed crediting rates on certain universal variable life products.
Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses) [Policy Text Block]

Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by MLOA are accounted for as a separate component of AOCI, net of related deferred income taxes and amounts attributable to DAC and value of business acquired (“VOBA”) related to variable life and investment-type products.

Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

Fair Value of Other Financial Instruments [Policy Text Block]

Fair Value of Financial Instruments

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1       Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2       Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3       Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

MLOA defines fair value as the unadjusted quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time MLOA's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, MLOA often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, MLOA either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ widely accepted internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

At December 31, 2012 and 2011, respectively, the fair value of public fixed maturities is approximately $1,557 million and $1,528 million or approximately 40.9% and 42.1% of MLOA's total assets measured at fair value on a recurring basis (excluding guaranteed minimum income benefits (“GMIB”) reinsurance contracts measured at fair value on a recurring basis). The fair values of MLOA's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which MLOA maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, MLOA ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, MLOA may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which MLOA's own assumptions about market-participant inputs would be used in pricing the security.

At December 31, 2012 and 2011, respectively, the fair value of private fixed maturities is approximately $469 million and $439 million or approximately 12.3% and 12.1% of MLOA's total assets measured at fair value on a recurring basis. The fair values of MLOA's private fixed maturities, which primarily are comprised of investments in private placement securities generally are determined using a discounted cash flow model. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may also incorporate unobservable inputs, which reflect MLOA's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

At December 31, 2012 and 2011, respectively, investments classified as Level 1 comprise approximately 47.4% and 45.9% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

At December 31, 2012 and 2011, respectively, investments classified as Level 2 comprise approximately 50.6% and 52.2% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity.

Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2012 and 2011, respectively, approximately $20 million and $28 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

At December 31, 2012 and 2011, respectively, investments classified as Level 3 comprise approximately 2.0% and 1.9% of assets measured at fair value on a recurring basis and primarily include corporate debt securities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2012 and 2011, respectively, were approximately $0 million and $0 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. MLOA applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $41 million and $35 million of mortgage- and asset-backed securities, including commercial mortgage-backed securities (“CMBS”), are classified as Level 3 at December 31, 2012 and 2011, respectively. At December 31, 2012, MLOA continued to apply a risk-adjusted present value technique to estimate the fair value of CMBS securities below the senior AAA tranche due to ongoing insufficient frequency and volume of observable trading activity in these securities.  In applying this valuation methodology, MLOA adjusted the projected cash flows of these securities for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from a third party service whose process placed significant reliance on market trading activity.

Level 3 also includes the GMIB reinsurance contract asset which is accounted for as derivative contracts. The GMIB reinsurance contract asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios. The valuation of the GMIB reinsurance contract asset incorporates significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. The credit risks of the counterparty and of MLOA are considered in determining the fair values of its GMIB reinsurance contract asset, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties. After giving consideration to collateral arrangements, MLOA made no adjustment to reduce the fair value of its GMIB asset at December 31, 2012 and 2011 to recognize incremental counterparty non-performance risk.

Fair values for commercial mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

The fair values for MLOA's supplementary contracts not involving life contingencies (“SCNILC”), single premium deferred annuities and certain annuities, which are included in Policyholder's account balances, are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates.

Recognition of Insurance Income and Related Expenses [Policy Text Block]

Recognition of Insurance Income and Related Expenses

Premiums from variable life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

Premiums from non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

DAC and VOBA [Policy Text Block]

DAC and VOBA

DAC. Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

VOBA. VOBA, which arose from MLOA's 2004 acquisition by AXA Financial, was established in accordance with purchase accounting guidance for business combinations. VOBA is the actuarially determined present value of estimated future gross profits from insurance contracts in force at the date of the acquisition. VOBA is amortized over the expected life of the contracts (up to 50 years from the date of issue) according to the type of contract using the methods described below as applicable. VOBA is subject to loss recognition testing at the end of each accounting period.

Amortization Policy. For universal life (“UL”) products and investment-type products, DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC and VOBA are amortized using the present value of estimated assessments. The effect on the amortization of DAC and VOBA of revisions to estimated gross profits or assessments is reflected in earnings in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC and VOBA amortization. Conversely, an increase in expected gross profits or assessments would slow DAC and VOBA amortization. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in shareholders' equity as of the balance sheet date.

A significant assumption in the amortization of DAC and VOBA on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC and VOBA amortization for the period. The opposite occurs when returns are lower than expected.

In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2012, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 9.0% (7.37% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (13.37% net of product weighted average Separate Account fees) and 0.0% (-1.63% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC and VOBA amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC and VOBA amortization. At December 31, 2012, current projections of future average gross market returns assume a 0.0% annualized return for the next two quarters, which is within the maximum and minimum limitations, grading to a reversion to the mean of 9.0% in seven quarters.

In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC and VOBA amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC and VOBA amortization. Generally, life mortality experience has been improving in recent years.

Other significant assumptions underlying gross profit estimates for UL and investment-type products relate to contract persistency and General Account investment spread.

DAC and VOBA associated with non-participating traditional life policies, are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC and VOBA related to these policies are subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC and VOBA are reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

Policyholders Account Balances and Future Policy Benefits [Policy Text Block]

Policyholders' Account Balances and Future Policy Benefits

Policyholders' account balances for variable life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

MLOA issues or has issued certain variable annuity products with a guaranteed minimum death benefit (“GMDB”) feature. MLOA also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC and VOBA. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC and VOBA amortization. There can be no assurance that actual experience will be consistent with management's estimates.

For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on MLOA's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 3.0% to 6.0% for life insurance liabilities and from 3.0% to 6.0% for annuity liabilities.

When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC and VOBA are written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

Separate Accounts [Policy Text Block]

Separate Accounts

Generally, Separate Accounts established under Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of MLOA. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which MLOA does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity.

The investment results of Separate Accounts, including unrealized gains (losses), on which MLOA does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the statements of earnings (loss). For 2012, 2011 and 2010, investment results of such Separate Accounts were gains (losses) of $196 million, $(49) million and $247 million, respectively.

Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

MLOA reports the General Account's interests in Separate Accounts as other invested assets in the balance sheets.

Other Accounting Policies [Policy Text Block]

Other Accounting Policies

AXA Financial and certain of its consolidated subsidiaries, including MLOA, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (TABLES)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies Tables [Abstract]
Schedule of Revision of Prior Period Financial Statements
	As Previously Reported	Adjustment	As Adjusted

December 31, 2011:	(In Millions)

Assets:
Deferred policy acquisition costs	$228	$(4)	$224
Liabilities:
Future policy benefits and other
policyholders liabilities	$390	$(10)	$380
Other liabilities	43	(31)	12
Current and deferred income taxes	134	13	147
Equity:
Retained earnings	113	24	137
Total shareholder's equity	685	24	709

	As Previously
	Reported	Adjustment	As Adjusted

Year Ended December 31, 2011:	(In Millions)
Revenues:
Universal life and investment-type product
policy fee income	$117	$6	$123
Benefits and Other Deductions:
Commissions	45	(12)	33
Amortization of deferred policy acquisition costs
and value of business acquired	(14)	2	(12)
Other operating costs and expenses	35	(6)	29
Earnings (loss), before income taxes	64	22	86
Income tax (expense) benefit	5	(7)	(2)
Net earnings (loss)	69	15	84

Year Ended December 31, 2010:
Revenues:
Universal life and investment-type product
policy fee income	$118	$4	$122
Benefits and Other Deductions:
Commissions	35	(8)	27
Amortization of deferred policy acquisition costs
and value of business acquired	41	2	43
Other operating costs and expenses	30	(3)	27
Earnings (loss), before income taxes	(37)	13	(24)
Income tax (expense) benefit	14	(5)	9
Net earnings (loss)	(23)	8	(15)

	As Previously
	Reported	Adjustment	As Adjusted

	(In Millions)
Year Ended December 31, 2011:
Cash flows from operating activities:
Net earnings	$69	$15	$84
Universal life and investment-type product
policy fee income	(117)	(6)	(123)
Change in deferred policy acquisition costs
and value of business acquired	(49)	2	(47)
Change in current and deferred income taxes	11	7	18
Other, net	0	(18)	(18)

Year Ended December 31, 2010:
Cash flows from operating activities:
Net earnings	$(23)	$8	$(15)
Universal life and investment-type product
policy fee income	(118)	(4)	(122)
Change in deferred policy acquisition costs
and value of business acquired	12	2	14
Change in current and deferred income taxes	(13)	5	(8)
Other, net	10	(11)	(1)

Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
	As Previously Reported
	and Adjusted Herein	Adjustment	As Adjusted

December 31, 2011:	(In Millions)

Assets:
Deferred policy acquisition costs	$224	$(52)	$172
Liabilities:
Current and deferred income taxes	147	(18)	129
Equity:
Retained earnings	137	(34)	103
Total shareholder's equity	709	(34)	675

	As Previously Reported
	and Adjusted Herein	Adjustment	As Adjusted

Year Ended December 31, 2011:	(In Millions)
Benefits and Other Deductions:
Amortization of deferred policy acquisition costs
and value of business acquired	$(12)	$0	$(12)
Capitalization of deferred policy acquisition costs	(35)	10	(25)
Earnings (loss), before income taxes	86	(10)	76
Income tax (expense) benefit	(2)	3	1
Net earnings (loss)	84	(7)	77

Year Ended December 31, 2010:
Benefits and Other Deductions:
Amortization of deferred policy acquisition costs
and value of business acquired	$43	$(2)	$41
Capitalization of deferred policy acquisition costs	(29)	8	(21)
Earnings (loss), before income taxes	(24)	(6)	(30)
Income tax (expense) benefit	9	2	11
Net earnings (loss)	(15)	(4)	(19)

	As Previously Reported
	and Adjusted Herein	Adjustment	As Adjusted

	(In Millions)
Year Ended December 31, 2011:
Cash flows from operating activities:
Net earnings	$84	$(7)	$77
Change in deferred policy acquisition costs
and value of business acquired	(47)	10	(37)
Change in current and deferred income taxes	18	(3)	15

Year Ended December 31, 2010:
Cash flows from operating activities:
Net earnings	$(15)	$(4)	$(19)
Change in deferred policy acquisition costs
and value of business acquired	14	6	20
Change in current and deferred income taxes	(8)	(2)	(10)

INVESTMENTS (TABLES)	12 Months Ended
Dec. 31, 2012
Investments Tables [Abstract]
Available For Sale Securities [Text Block]
Available-for-Sale Securities by Classification

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	OTTI
	Cost	Gains	Losses	Value	in AOCI(3)

	(In Millions)
December 31, 2012:
Fixed Maturities:
Corporate	$1,553	$167	$1	$1,719	$0
U.S. Treasury, government
and agency	106	7	0	113	0
States and political subdivisions	25	3	0	28	0
Foreign governments	2	0	0	2	0
Commercial mortgage-backed	57	5	27	35	2
Residential mortgage-backed (1)	19	1	0	20	0
Asset-backed (2)	9	2	0	11	0
Redeemable preferred stock	97	2	1	98	0
Total at December 31, 2012	$1,868	$187	$29	$2,026	$2

December 31, 2011:
Fixed Maturities:
Corporate	$1,554	$147	$8	$1,693	$0
U.S. Treasury, government
and agency	99	6	0	105	0
States and political subdivisions	21	1	0	22	0
Foreign governments	4	0	0	4	0
Commercial mortgage-backed	63	0	34	29	2
Residential mortgage-backed (1)	26	2	0	28	0
Asset-backed (2)	9	1	0	10	0
Redeemable preferred stock	81	0	5	76	0
Total at December 31, 2011	$1,857	$157	$47	$1,967	$2

Investments Classified By Contractual Maturity Date [Table Text Block]
Available-for-Sale Fixed Maturities
Contractual Maturities at December 31, 2012

	Amortized Cost	Fair Value

	(In Millions)

Due in one year or less	$346	$356
Due in years two through five	516	568
Due in years six through ten	660	761
Due after ten years	164	177
Subtotal	1,686	1,862
Commercial mortgage-backed securities	57	35
Residential mortgage-backed securities	19	20
Asset-backed securities	9	11
Total	$1,771	$1,928

Available For Sale Fixed Maturities Proceeds Gross Gains And Gross Losses From Sales And Other Than Temporary Impairments [Table Text Block]
	December 31,
	2012	2011	2010

	(In Millions)

Proceeds from sales	$13	$20	$88

Gross gains on sales	$2	$1	$4
Gross losses on sales	$0	$1	$2

Total OTTI	$(7)	$(2)	$(56)
Non-credit losses recognized in OCI	0	0	2
Credit losses recognized in earnings (loss)	$(7)	$(2)	$(54)

Fixed Maturities Credit Loss Impairments [Table Text Block]
Fixed Maturities - Credit Loss Impairments

	2012	2011

	(In Millions)

Balances at January 1,	$(74)	$(83)
Previously recognized impairments on securities that matured, paid, prepaid or sold	9	11
Recognized impairments on securities impaired to fair value this period(1)	0	0
Impairments recognized this period on securities not previously impaired	(6)	(2)
Additional impairments this period on securities previously impaired	(1)	0
Increases due to passage of time on previously recorded credit losses	0	0
Accretion of previously recognized impairments due to increases in expected cash flows	0	0
Balances at December 31,	$(72)	$(74)

Unrealized Gain Loss On Investments [Table Text Block]
	December 31,
	2012	2011

	(In Millions)

AFS Securities:
Fixed maturities:
With OTTI loss	$2	$(5)
All other	156	115
Net Unrealized (Gains) Losses	$158	$110

Unrealized Gain Loss On Investments With Other Than Temporary Impairment [Table Text Block]
Net Unrealized Gains (Losses) on Fixed Maturities with OTTI Losses

				AOCI Gain
	Net			(Loss) Related
	Unrealized		Deferred	to Net
	Gains		Income	Unrealized
	(Losses) on	DAC and	Tax Asset	Investment
	Investments	VOBA	(Liability)	Gains (Losses)

	(In Millions)

Balance, January 1, 2012	$(5)	$1	$2	$(2)
Net investment gains (losses) arising during the period	6	0	0	6
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	1	0	0	1
Excluded from Net earnings (loss)(1)	0	0	0	0
Impact of net unrealized investment gains (losses) on:
DAC and VOBA	0	(2)	0	(2)
Deferred income taxes	0	0	(2)	(2)
Balance, December 31, 2012	$2	$(1)	$0	$1

Balance, January 1, 2011	$(3)	$0	$1	$(2)
Net investment gains (losses) arising during the period	(2)	0	0	(2)
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	0	0	0	0
Excluded from Net earnings (loss)(1)	0	0	0	0
Impact of net unrealized investment gains (losses) on:
DAC and VOBA	0	1	0	1
Deferred income taxes	0	0	1	1
Balance, December 31, 2011	$(5)	$1	$2	$(2)

Other Net Unrealized Investment Gains Losses In Accumulated Other Comprehensive Income [Table Text Block]
All Other Net Unrealized Investment Gains (Losses) in AOCI

				AOCI Gain
	Net			(Loss) Related
	Unrealized		Deferred	to Net
	Gains		Income	Unrealized
	(Losses) on	DAC and	Tax Asset	Investment
	Investments	VOBA	(Liability)	Gains (Losses)

	(In Millions)

Balance, January 1, 2012	$115	$(27)	$(31)	$57
Net investment gains (losses) arising during the period	37	0	0	37
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	4	0	0	4
Excluded from Net earnings (loss)(1)	0	0	0	0
Impact of net unrealized investment gains (losses) on:
DAC and VOBA	0	(4)	0	(4)
Deferred income taxes	0	0	(13)	(13)
Balance, December 31, 2012	$156	$(31)	$(44)	$81

Balance, January 1, 2011	$77	$(6)	$(24)	$47
Net investment gains (losses) arising during the period	36	0	0	36
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	2	0	0	2
Impact of net unrealized investment gains (losses) on:
DAC and VOBA	0	(21)	0	(21)
Deferred income taxes	0	0	(7)	(7)
Balance, December 31, 2011	$115	$(27)	$(31)	$57

Schedule Of Unrealized Loss On Investments [Table Text Block]
	Less Than 12 Months		12 Months or Longer		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

	(In Millions)
December 31, 2012
Fixed Maturities:
Corporate	$44	$0	$14	$(1)	$58	$(1)
U.S. Treasury, government
and agency	1	0	0	0	1	0
Foreign governments	0	0	2	0	2	0
Commercial mortgage-backed	0	(1)	26	(26)	26	(27)
Redeemable preferred stock	14	0	30	(1)	44	(1)

Total	$59	$(1)	$72	$(28)	$131	$(29)

December 31, 2011
Fixed Maturities:
Corporate	$105	$(6)	$13	$(2)	$118	$(8)
U.S. Treasury, government
and agency	0	0	0	0	0	0
Foreign governments	0	0	2	0	2	0
Commercial mortgage-backed	1	(2)	27	(32)	28	(34)
Redeemable preferred stock	29	(2)	30	(3)	59	(5)

Total	$135	$(10)	$72	$(37)	$207	$(47)

Allowance For Credit Losses On Financing Receivables [Table Text Block]
	Commercial Mortgage Loans
	2012	2011	2010

	(In Millions)
Allowance for credit losses:
Beginning Balance, January 1,	$3	$2	$2
Charge-offs	0	0	0
Recoveries	0	0	0
Provision	1	1	0
Ending Balance, December 31,	$4	$3	$2

Ending Balance, December 31,:
Individually Evaluated for Impairment	$4	$3	$2

Collectively Evaluated for Impairment	$0	$0	$0

Loans Acquired with Deteriorated Credit Quality	$0	$0	$0

Debt Service Coverage Ratio [Table Text Block]
Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
December 31, 2012

	Debt Service Coverage Ratio
						Less	Total
	Greater	1.8x to	1.5x to	1.2x to	1.0x to	than	Mortgage
Loan-to-Value Ratio:(2)	than 2.0x	2.0x	1.8x	1.5x	1.2x	1.0x	Loans

	(In Millions)
Commercial Mortgage Loans(1)
0% - 50%	$4	$0	$17	$0	$12	$0	$33
50% - 70%	0	0	0	6	0	0	6
70% - 90%	0	0	0	0	0	0	0
90% plus	10	0	0	0	0	0	10
Total Commercial
Mortgage Loans	$14	$0	$17	$6	$12	$0	$49

Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
December 31, 2011

	Debt Service Coverage Ratio
						Less	Total
	Greater	1.8x to	1.5x to	1.2x to	1.0x to	than	Mortgage
Loan-to-Value Ratio:(2)	than 2.0x	2.0x	1.8x	1.5x	1.2x	1.0x	Loans

	(In Millions)
Commercial Mortgage Loans(1)
0% - 50%	$5	$0	$17	$0	$1	$0	$23
50% - 70%	0	0	0	41	0	0	41
70% - 90%	0	0	0	6	0	0	6
90% plus	10	0	0	0	0	0	10
Total Commercial
Mortgage Loans	$15	$0	$17	$47	$1	$0	$80

Agricultural Mortgage Loans(1)
0% - 50%	$1	$0	$5	$9	$1	$21	$37
50% - 70%	1	0	2	2	3	2	10
70% - 90%	0	0	0	0	0	0	0
90% plus	0	0	0	0	0	0	0
Total Agricultural
Mortgage Loans	$2	$0	$7	$11	$4	$23	$47

Total Mortgage Loans(1)
0% - 50%	$6	$0	$22	$9	$2	$21	$60
50% - 70%	1	0	2	43	3	2	51
70% - 90%	0	0	0	6	0	0	6
90% plus	10	0	0	0	0	0	10

Total Mortgage Loans	$17	$0	$24	$58	$5	$23	$127

Age Analysis Of Past Due Mortgage Loans [Table Text Block]
	Age Analysis of Past Due Mortgage Loans

							Recorded
							Investment
						Total	> 90 Days
	30-59	60-89	90 Days			Financing	and
	Days	Days	or >	Total	Current	Receivables	Accruing

	(In Millions)
December 31, 2012
Commercial	$0	$0	$0	$0	$49	$49	$0
Agricultural	0	0	0	0	0	0	0
Total Mortgage Loans	$0	$0	$0	$0	$49	$49	$0

December 31, 2011
Commercial	$0	$0	$0	$0	$80	$80	$0
Agricultural	0	0	0	0	47	47	0
Total Mortgage Loans	$0	$0	$0	$0	$127	$127	$0

Impaired Mortgage Loans [Table Text Block]
Impaired Mortgage Loans

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment(1)	Recognized

	(In Millions)
December 31, 2012
With no related allowance recorded:
Commercial mortgage loans - other	$0	$0	$0	$0	$0
Agricultural mortgage loans	0	0	0	0	0
Total	$0	$0	$0	$0	$0

With related allowance recorded:
Commercial mortgage loans - other	$10	$10	$(4)	$10	$0
Agricultural mortgage loans	0	0	0	0	0
Total	$10	$10	$(4)	$10	$0

December 31, 2011
With no related allowance recorded:
Commercial mortgage loans - other	$0	$0	$0	$0	$0
Agricultural mortgage loans	0	0	0	0	0
Total	$0	$0	$0	$0	$0

With related allowance recorded:
Commercial mortgage loans - other	$10	$10	$(3)	$10	$0
Agricultural mortgage loans	0	0	0	0	0
Total	$10	$10	$(3)	$10	$0

Equity Investments [Table Text Block]
	2012	2011

	(In Millions)

Balance at January 1,	$72	$76
Equity in net earnings (loss)	2	(2)
Impact of repurchase/issuance of AllianceBernstein Units	(2)	2
Dividends received	(3)	(4)
Balance at December 31,	$69	$72

Schedule of Derivative Instruments [Table Text Block]
Derivative Instruments by Category

		Fair Value
				Gains (Losses)
	Notional	Asset	Liability	Reported In
	Amount	Derivatives	Derivatives	Earnings (Loss)

	(In Millions)
At or For the Year Ended December 31, 2012:

Freestanding derivatives:
Equity contracts:(1)
Options	$29	$2	$1	$0

Net investment income (loss)				0

Embedded derivatives:
GMIB reinsurance contracts (2)	0	7	0	(2)

Balances, December 31, 2012	$29	$9	$1	$(2)

At or For the Year Ended December 31, 2011:

Freestanding derivatives:
Equity contracts:(1)
Options	$3	$0	$0	$0

Net investment income (loss)				0

Embedded derivatives:
GMIB reinsurance contracts (2)	0	9	0	7

Balances, December 31, 2011	$3	$9	$0	$7

Net Investment Income Loss Investments Gains Losses [Table Text Block]
	2012	2011	2010

	(In Millions)

Fixed maturities	$97	$102	$106
Mortgage loans on real estate	9	10	10
Policy loans	8	8	8
Other equity investments	0	0	(1)

Gross investment income (loss)	114	120	123

Investment expenses	(4)	(4)	(4)

Net Investment Income (Loss)	$110	$116	$119

Investment Gains Losses Net Including Changes In Valuation Allowances [Table Text Block]
	2012	2011	2010

	(In Millions)

Fixed maturities	$(5)	$(2)	$(47)
Impact of (repurchase) issuance of AllianceBernstein Units	(2)	2	(2)
Mortgage loans on real estate	2	(1)	1
Investment Gains (Losses), Net	$(5)	$(1)	$(48)

VALUE OF BUISNESS ACQUIRED (TABLES)	12 Months Ended
Dec. 31, 2012
Value Of Business Acquired [Abstract]
Value Of Business Acquired [Table Text Block]
	Gross	Accumulated
	Carrying	Amortization
	Amount	and Other(1)	Net

	(In Millions)
VOBA

December 31, 2012	$416	$(313)	$103

December 31, 2011	$416	$(319)	$97

FAIR VALUE DISCLOSURES (TABLES)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures Tables [Abstract]
Fair Value By Balance Sheet Grouping Text Block
Fair Value Measurements

	Level 1	Level 2	Level 3	Total

	(In Millions)
December 31, 2012
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate	$0	$1,684	$35	$1,719
U.S. Treasury, government and agency	0	113	0	113
States and political subdivisions	0	28	0	28
Foreign governments	0	2	0	2
Commercial mortgage-backed	0	0	35	35
Residential mortgage-backed(1)	0	20	0	20
Asset-backed(2)	0	5	6	11
Redeemable preferred stock	37	61	0	98
Subtotal	37	1,913	76	2,026
Other equity investments	1	0	0	1
Cash equivalents	145	0	0	145
GMIB reinsurance contracts	0	0	7	7
Separate Accounts' assets	1,623	15	0	1,638
Total Assets	$1,806	$1,928	$83	$3,817

December 31, 2011
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate	$0	$1,659	$34	$1,693
U.S. Treasury, government and agency	0	105	0	105
States and political subdivisions	0	22	0	22
Foreign governments	0	4	0	4
Commercial mortgage-backed	0	0	29	29
Residential mortgage-backed(1)	0	28	0	28
Asset-backed(2)	0	5	5	10
Redeemable preferred stock	19	57	0	76
Subtotal	19	1,880	68	1,967
Other equity investments	1	0	0	1
Cash equivalents	57	0	0	57
GMIB reinsurance contracts	0	0	9	9
Separate Accounts' assets	1,589	15	0	1,604
Total Assets	$1,666	$1,895	$77	$3,638

Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation Text Block
Level 3 Instruments
Fair Value Measurements

		Commercial		Redeemable	GMIB
		Mortgage-	Asset-	Preferred	Reinsurance
	Corporate	backed	backed	Stock	Contracts

	(In Millions)

Balance, January 1, 2012	$34	$29	$5	$0	$9
Total gains (losses), realized and unrealized, included in:
Earnings (loss) as:
Net investment income (loss)	0	0	0	0	0
Investment gains (losses), net	1	(7)	0	0	0
Increase (decrease) in the fair value of
reinsurance contracts	0	0	0	0	(2)
Subtotal	1	(7)	0	0	(2)
Other comprehensive income (loss)	0	13	1	0	0
Purchases	0	0	0	0	0
Sales	(3)	0	0	0	0
Transfers into Level 3(2)	3	0	0	0	0
Balance, December 31, 2012(1)	$35	$35	$6	$0	$7

Balance, January 1, 2011	$19	$36	$5	$0	$2
Total gains (losses), realized and unrealized included in:
Earnings (loss) as:
Net investment income (loss)	0	0	0	0	0
Investment gains (losses), net	0	(1)	0	0	0
Increase (decrease) in the fair value of
reinsurance contracts	0	0	0	0	7
Subtotal	$0	$(1)	$0	$0	$7
Other comprehensive income (loss)	(2)	(3)	0	0	0
Sales	(1)	(3)	0	0	0
Transfers into Level 3(2)	22	0	0	0	0
Transfers out of Level 3(2)	(4)	0	0	0	0
Balance, December 31, 2011(1)	$34	$29	$5	$0	$9

Fair Value Assets Unrealized Gains Losses By Category For Level 3 Assets And Liabilities Still Held [Table Text Block]
	Earnings (Loss)
			Increase
	Net	Investment	(Decrease) in the
	Investment	Gains	Fair Value of
	Income	(Losses),	Reinsurance
	(Loss)	Net	Contracts	OCI

	(In Millions)
Level 3 Instruments
Full Year 2012
Still Held at December 31, 2012:(1)
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Commercial mortgage-backed	0	0	0	13
Other fixed maturities, available-for-sale	0	0	0	1
Subtotal	$0	$0	$0	$14
GMIB reinsurance contracts	0	0	(2)	0
Total	$0	$0	$(2)	$14

Level 3 Instruments
Full Year 2011
Still Held at December 31, 2011:(1)
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Commercial mortgage-backed	0	0	0	(4)
Other fixed maturities, available-for-sale	0	0	0	(2)
Subtotal	$0	$0	$0	$(6)
GMIB reinsurance contracts	0	0	7	0
Total	$0	$0	$7	$(6)

Fair Value Inputs Quantitative Information [Table Text Block]
Quantitative Information about Level 3 Fair Value Measurements
December 31, 2012

	Fair	Valuation	Significant
	Value	Technique	Unobservable Input	Range

Assets:	(In Millions)
Investments:
Fixed maturities, available-for-sale:
Corporate	$11	Matrix pricing model	Spread over the industry-specific
			benchmark yield curve	600 bps - 650 bps

Commercial mortgage-backed	35	Discounted Cash flow	Constant default rate	3.0% - 25.0%
			Probability of default	55.0%
			Loss severity	49.0%
			Discount rate	3.72% - 13.42%

GMIB reinsurance contracts	7	Discounted Cash flow	Lapse Rates	2.5% - 27.5%
			Withdrawal Rates	3.5%
			GMIB Utilization Rates	0.0% - 15.0%
			Non-performance risk	13.5 bps
			Volatility rates - Equity	24.0%- 36.0%

Fair Value Disclosure Financial Instruments Not Carried At Fair Value [Table Text Block]
	December 31, 2012
	Carrying	Fair Value
	Value	Level 1	Level 2	Level 3	Total

	(In Millions)

Mortgage loans on real estate	$45	$0	$0	$46	$46
Policyholders liabilities: Investment contracts	200	0	0	223	223

	December 31, 2011
	Carrying	Fair
	Value	Value

	(In Millions)

Mortgage loans on real estate	$124	$130
Policyholders liabilities - Investment contracts	229	242

GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES (TABLES)	12 Months Ended
Dec. 31, 2012
Variable Annuity Contracts GMDB and GMIB Tables [Abstract]
Variable Annuity Contracts- GMDB GMIB [Table Text Block]
	GMDB	GMIB	Total

	(In Millions)

Balance at January 1, 2010	$5	$3	$8
Paid guarantee benefits	(2)	0	(2)
Other changes in reserve	3	(1)	2
Balance at December 31, 2010	6	2	8
Paid guarantee benefits	(2)	0	(2)
Other changes in reserve	3	0	3
Balance at December 31, 2011	7	2	9
Paid guarantee benefits	(2)	0	(2)
Other changes in reserve	3	0	3
Balance at December 31, 2012	$8	$2	$10

Guaranteed Minimum Death Benefit Reinsurance Ceded [Table Text Block]
GMDB

(In Millions)

Balance at January 1, 2010	$3
Paid guarantee benefits	(1)
Other changes in reserve	1
Balance at December 31, 2010	3
Other changes in reserve	1
Balance at December 31, 2011	4
Paid guarantee benefits	0
Other changes in reserve	1
Balance at December 31, 2012	$5

Schedule Of Net Amount Of Risk By Product And Guarantee [Text Block]
	Return
	of
	Premium	Ratchet	Roll-Up		Combo		Total

	(Dollars In Millions)

GMDB:
Account values invested in:
General Account	$121	$186	$	N/A		$30	$337
Separate Accounts	$309	$391	$	N/A		$59	$759
Net amount at risk, gross	$5	$48	$	N/A		$17	$70
Net amount at risk, net of
amounts reinsured	$5	$43	$	N/A		$0	$48
Average attained age
of contractholders	66.1	66.4		N/A		66.1	66.3
Percentage of contractholders
over age 70	25.6%	25.7%		N/A		25.0%	25.6%
Contractually specified
interest rates	N/A	N/A		N/A		5.0%	5.0%

GMIB:
Account values invested in:
General Account	N/A	N/A		$30	$	N/A	$30
Separate Accounts	N/A	N/A		$59	$	N/A	$59
Net amount at risk, gross	N/A	N/A		$3	$	N/A	$3
Net amount at risk, net of
amounts reinsured	N/A	N/A		$0	$	N/A	$0
Weighted average years
remaining until annuitization	N/A	N/A		1.7		N/A	1.7
Contractually specified
interest rates	N/A	N/A		5.0%		N/A	5.0%

Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment [Text Block]
Investment in Variable Insurance Trust Mutual Funds

	December 31,
	2012	2011

	(In Millions)
GMDB:
Equity	$643	$685
Fixed income	73	89
Balanced	15	16
Other	28	34
Total	$759	$824

GMIB:
Equity	$47	$54
Fixed income	9	12
Other	3	4
Total	$59	$70

REINSURANCE (TABLES)	12 Months Ended
Dec. 31, 2012
Reinsurance Disclosures Tables [Abstract]
Schedule Of Effect Of Reinsurance [Table Text Block]
	2012	2011	2010

	(In Millions)

Direct premiums	$56	$68	$66
Assumed	2	2	2
Reinsurance ceded	(26)	(28)	(29)
Premiums	$32	$42	$39

Variable Life and Investment-type Product Policy Fee Income Ceded	$29	$31	$31
Policyholders' Benefits Ceded	$84	$39	$43

INCOME TAXES (TABLES)	12 Months Ended
Dec. 31, 2012
Income Tax Tables [Abstract]
Summary Of Income Tax Expense Benefit [Table Text Block]
	2012	2011	2010

	(In Millions)

Income tax (expense) benefit:
Current (expense) benefit	$(4)	$39	$(24)
Deferred (expense) benefit	(2)	(38)	35
Total	$(6)	$1	$11

Schedule Of Components Of Income Tax Expense Benefit [Table Text Block]
	2012	2011	2010

	(In Millions)

Tax at statutory rate	$(15)	$(26)	$10
Dividends received deduction	2	2	1
Tax settlement	9	7	0
Valuation allowance	0	19	0
Other	(2)	(1)	0
Income Tax (Expense) Benefit	$(6)	$1	$11

Schedule Of Deferred Tax Assets And Liabilities [Table Text Block]
	December 31, 2012		December 31, 2011
	Assets	Liabilities	Assets	Liabilities

	(In Millions)

Reserves and reinsurance	$0	$21	$0	$37
DAC	0	46	0	26
VOBA	0	34	0	34
Investments	0	25	0	6
Goodwill and other intangible assets	0	9	0	7
NOL and Credits	0	0	6	0
Other	8	0	0	6
Total	$8	$135	$6	$116

Unrecognized Tax Benefits Reconciliation [Table Text Block]
	2012	2011	2010

	(In Millions)

Balance, beginning of year	$17	$16	$15
Additions for tax positions of prior years	1	1	1
Reductions for tax positions of prior years	(2)	0	0
Settlements with tax authorities	(12)	0	0
Balance, End of Year	$4	$17	$16

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (TABLES)	12 Months Ended
Dec. 31, 2012
Comprehensive Income Note Tables [Abstract]
Schedule Of Accumulated Other Comprehensive Income Loss [Table Text Block]
	December 31,
	2012	2011	2010

	(In Millions)

Unrealized gains (losses) on investments, net of adjustments	$82	$55	$45
Total Accumulated Other Comprehensive Income (Loss)	$82	$55	$45

Schedule Of Comprehensive Income Loss [Table Text Block]
	December 31,
	2012	2011	2010

	(In Millions)
Net unrealized gains (losses) on investments:
Net unrealized gains (losses) arising during the year	$43	$34	$51
(Gains) losses reclassified into net earnings (loss) during the year	5	2	47
Net unrealized gains (losses) on investments	48	36	98
Adjustments for DAC and VOBA and deferred income tax (expense) benefit	(21)	(26)	(42)
Other Comprehensive Income (Loss)	$27	$10	$56

SIGNIFICANT ACCOUNTING POLICIES - REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS [Abstract]
Deferred policy acquisition costs	$ 218	$ 172
LIABILITIES [Abstract]
Future policy benefits and other policyholders liabilities	397	380
Other liabilities	52	12
Current and deferred income taxes	143	129
SHAREHOLDER'S EQUITY [Abstract]
Retained earnings	141	103
Total Shareholder's Equity	741	675
REVENUES [Abstract]
Universal life and investment-type product policy fee income	117	123	122
BENEFITS AND OTHER DEDUCTIONS [Abstract]
Commissions	38	33	27
Amortization of deferred policy acquisition costs and value of business acquired	(27)	(12)	41
Other operating costs and expenses	44	29	27
Earnings (loss), before income taxes	44	76	(30)
Income tax (expense) benefit	(6)	1	11
Net Earnings (Loss)	38	77	(19)
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities: [Abstract]
Net Earnings (Loss)	38	77	(19)
Universal life and investment-type product policy fee income	(117)	(123)	(122)
Change in deferred policy acquisition costs and value of business acquired	(58)	(37)	20
Change in current and deferred income taxes	(1)	15	(10)
Other, net	11	(18)	(1)
Revision of Prior Period Financial Statements Commissions [Member]
Cumulative Effect on Retained Earnings, Net of Tax [Abstract]
Cumulative Effect on Retained Earnings, before Tax		31
Cumulative Effect on Retained Earnings, Net of Tax		20
LIABILITIES [Abstract]
Other liabilities		12
BENEFITS AND OTHER DEDUCTIONS [Abstract]
Commissions		33	27
Other operating costs and expenses		29	27
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities: [Abstract]
Other, net		(18)	(1)
Revision of Prior Period Financial Statements Commissions [Member] | Scenario, Previously Reported [Member]
LIABILITIES [Abstract]
Other liabilities		43
BENEFITS AND OTHER DEDUCTIONS [Abstract]
Commissions		45	35
Other operating costs and expenses		35	30
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities: [Abstract]
Other, net		0	10
Revision of Prior Period Financial Statements Commissions [Member] | Restatement Adjustment [Member]
LIABILITIES [Abstract]
Other liabilities		(31)
BENEFITS AND OTHER DEDUCTIONS [Abstract]
Commissions		(12)	(8)
Other operating costs and expenses		(6)	(3)
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities: [Abstract]
Other, net		(18)	(11)
Revision of Prior Period Financial Statements IFL And DAC [Member]
Cumulative Effect on Retained Earnings, Net of Tax [Abstract]
Cumulative Effect on Retained Earnings, before Tax		6
Cumulative Effect on Retained Earnings, Net of Tax		4
ASSETS [Abstract]
Deferred policy acquisition costs		224
LIABILITIES [Abstract]
Future policy benefits and other policyholders liabilities		380
REVENUES [Abstract]
Universal life and investment-type product policy fee income		123	122
BENEFITS AND OTHER DEDUCTIONS [Abstract]
Amortization of deferred policy acquisition costs and value of business acquired		(12)	43
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities: [Abstract]
Universal life and investment-type product policy fee income		(123)	(122)
Change in deferred policy acquisition costs and value of business acquired		(47)	14
Revision of Prior Period Financial Statements IFL And DAC [Member] | Scenario, Previously Reported [Member]
ASSETS [Abstract]
Deferred policy acquisition costs		228
LIABILITIES [Abstract]
Future policy benefits and other policyholders liabilities		390
REVENUES [Abstract]
Universal life and investment-type product policy fee income		117	118
BENEFITS AND OTHER DEDUCTIONS [Abstract]
Amortization of deferred policy acquisition costs and value of business acquired		(14)	41
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities: [Abstract]
Universal life and investment-type product policy fee income		(117)	(118)
Change in deferred policy acquisition costs and value of business acquired		(49)	12
Revision of Prior Period Financial Statements IFL And DAC [Member] | Restatement Adjustment [Member]
ASSETS [Abstract]
Deferred policy acquisition costs		(4)
LIABILITIES [Abstract]
Future policy benefits and other policyholders liabilities		(10)
REVENUES [Abstract]
Universal life and investment-type product policy fee income		6	4
BENEFITS AND OTHER DEDUCTIONS [Abstract]
Amortization of deferred policy acquisition costs and value of business acquired		2	2
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities: [Abstract]
Universal life and investment-type product policy fee income		(6)	(4)
Change in deferred policy acquisition costs and value of business acquired		2	2
Revision of Prior Period Financial Statements [Member]
LIABILITIES [Abstract]
Current and deferred income taxes		147
SHAREHOLDER'S EQUITY [Abstract]
Retained earnings		137
Total Shareholder's Equity		709
BENEFITS AND OTHER DEDUCTIONS [Abstract]
Earnings (loss), before income taxes		86	(24)
Income tax (expense) benefit		(2)	9
Net Earnings (Loss)		84	(15)
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities: [Abstract]
Net Earnings (Loss)		84	(15)
Change in current and deferred income taxes		18	(8)
Revision of Prior Period Financial Statements [Member] | Scenario, Previously Reported [Member]
LIABILITIES [Abstract]
Current and deferred income taxes		134
SHAREHOLDER'S EQUITY [Abstract]
Retained earnings		113
Total Shareholder's Equity		685
BENEFITS AND OTHER DEDUCTIONS [Abstract]
Earnings (loss), before income taxes		64	(37)
Income tax (expense) benefit		5	14
Net Earnings (Loss)		69	(23)
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities: [Abstract]
Net Earnings (Loss)		69	(23)
Change in current and deferred income taxes		11	(13)
Revision of Prior Period Financial Statements [Member] | Restatement Adjustment [Member]
LIABILITIES [Abstract]
Current and deferred income taxes		13
SHAREHOLDER'S EQUITY [Abstract]
Retained earnings		24
Total Shareholder's Equity		24
BENEFITS AND OTHER DEDUCTIONS [Abstract]
Earnings (loss), before income taxes		22	13
Income tax (expense) benefit		(7)	(5)
Net Earnings (Loss)		15	8
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities: [Abstract]
Net Earnings (Loss)		15	8
Change in current and deferred income taxes		$ 7	$ 5

SIGNIFICANT ACCOUNTING POLICIES - RETROSPECTIVE ADOPTION (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS [Abstract]
Deferred policy acquisition costs	$ 218	$ 172
LIABILITIES [Abstract]
Current and deferred income taxes	143	129
SHAREHOLDER'S EQUITY [Abstract]
Retained earnings	141	103
Total Shareholder's Equity	741	675
BENEFITS AND OTHER DEDUCTIONS [Abstract]
Amortization of deferred policy acquisition costs and value of business acquired	(27)	(12)	41
Capitalization of deferred policy acquisition costs	(31)	(25)	(21)
Earnings (loss), before income taxes	44	76	(30)
Income tax (expense) benefit	(6)	1	11
Net Earnings (Loss)	38	77	(19)
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities: [Abstract]
Net Earnings (Loss)	38	77	(19)
Change in deferred policy acquisition costs and value of business acquired	(58)	(37)	20
Change in current and deferred income taxes	(1)	15	(10)
Accounting Standards Update 2010-26 [Member]
ASSETS [Abstract]
Deferred policy acquisition costs		172
LIABILITIES [Abstract]
Current and deferred income taxes		129
SHAREHOLDER'S EQUITY [Abstract]
Retained earnings		103
Total Shareholder's Equity		675
BENEFITS AND OTHER DEDUCTIONS [Abstract]
Amortization of deferred policy acquisition costs and value of business acquired		(12)	41
Capitalization of deferred policy acquisition costs		(25)	(21)
Earnings (loss), before income taxes		76	(30)
Income tax (expense) benefit		1	11
Net Earnings (Loss)		77	(19)
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities: [Abstract]
Net Earnings (Loss)		77	(19)
Change in deferred policy acquisition costs and value of business acquired		(37)	20
Change in current and deferred income taxes		15	(10)
Accounting Standards Update 2010-26 [Member] | As Previously Reported And Adjusted Herein [Member]
ASSETS [Abstract]
Deferred policy acquisition costs		224
LIABILITIES [Abstract]
Current and deferred income taxes		147
SHAREHOLDER'S EQUITY [Abstract]
Retained earnings		137
Total Shareholder's Equity		709
BENEFITS AND OTHER DEDUCTIONS [Abstract]
Amortization of deferred policy acquisition costs and value of business acquired		(12)	43
Capitalization of deferred policy acquisition costs		(35)	(29)
Earnings (loss), before income taxes		86	(24)
Income tax (expense) benefit		(2)	9
Net Earnings (Loss)		84	(15)
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities: [Abstract]
Net Earnings (Loss)		84	(15)
Change in deferred policy acquisition costs and value of business acquired		(47)	14
Change in current and deferred income taxes		18	(8)
Accounting Standards Update 2010-26 [Member] | Adjustment [Member]
ASSETS [Abstract]
Deferred policy acquisition costs		(52)
LIABILITIES [Abstract]
Current and deferred income taxes		(18)
SHAREHOLDER'S EQUITY [Abstract]
Retained earnings		(34)
Total Shareholder's Equity		(34)
BENEFITS AND OTHER DEDUCTIONS [Abstract]
Amortization of deferred policy acquisition costs and value of business acquired		0	(2)
Capitalization of deferred policy acquisition costs		10	8
Earnings (loss), before income taxes		(10)	(6)
Income tax (expense) benefit		3	2
Net Earnings (Loss)		(7)	(4)
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities: [Abstract]
Net Earnings (Loss)		(7)	(4)
Change in deferred policy acquisition costs and value of business acquired		10	6
Change in current and deferred income taxes		$ (3)	$ (2)

SIGNIFICANT ACCOUNTING POLICIES - Investments and Mortgage Loans (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Commercial Real Estate Portfolio Segment [Member]	Dec. 31, 2011 Commercial Real Estate Portfolio Segment [Member]	Dec. 31, 2012 Agricultural Real Estate Portfolio Segment [Member]	Dec. 31, 2011 Agricultural Real Estate Portfolio Segment [Member]
Mortgage Loans on Real Estate, Write-down or Reserve, Management Judgment Factor [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status			$ 6	$ 7	$ 0	$ 0
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years 0 months 0 days	50 years 0 months 0 days

SIGNIFICANT ACCOUNTING POLICIES - Fair Value Financial Instruments (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value Financial Instruments [Line Items]
Available-for-sale Securities, Fair Value Disclosure	$ 2,026	$ 1,967
Public Fixed Maturities [Member]
Fair Value Financial Instruments [Line Items]
Available-for-sale Securities, Fair Value Disclosure	1,557	1,528
Percentage Of Available For Sale Fixed Maturity Assets Measured At Fair Value On Recurring Basis	40.90%	42.10%
Private Fixed Maturities [Member]
Fair Value Financial Instruments [Line Items]
Available-for-sale Securities, Fair Value Disclosure	469	439
Percentage Of Available For Sale Fixed Maturity Assets Measured At Fair Value On Recurring Basis	12.30%	12.10%
Fair Value Inputs Level 1 [Member]
Fair Value Financial Instruments [Line Items]
Available-for-sale Securities, Fair Value Disclosure	37	19
Percentage of Assets Measured at Fair Value on Recurring Basis	47.40%	45.90%
Fair Value Inputs Level 2 [Member]
Fair Value Financial Instruments [Line Items]
Available-for-sale Securities, Fair Value Disclosure	1,913	1,880
Percentage of Assets Measured at Fair Value on Recurring Basis	50.60%	52.20%
Mortgage- and Asset-backed Securities	20	28
Fair Value Inputs Level 3 [Member]
Fair Value Financial Instruments [Line Items]
Available-for-sale Securities, Fair Value Disclosure	76	68
Percentage of Assets Measured at Fair Value on Recurring Basis	2.00%	1.90%
Mortgage- and Asset-backed Securities	41	35
Fair Value Disclosures Broker Priced	$ 0	$ 0

SIGNIFICANT ACCOUNTING POLICIES - DAC AND VOBA (DETAILS)	12 Months Ended
Dec. 31, 2012
DAC [Abstract]
VOBA Amortization Period Maximum	50 years 0 months 0 days
Estimated Average Annual Rate of Return, Gross	9.00%
Estimated Average Annual Rate of Return, Net	7.37%
Future Annual Rate of Return, Gross, Maximum	15.00%
Future Annual Rate of Return, Net, Maximum	13.37%
Future Annual Rate of Return, Gross, Minimum	0.00%
Future Annual Rate of Return, Net, Minimum	(1.63%)
Future Annual Rate of Return, Assumption, Duration, Maximum (in years)	5 years 0 months 0 days
Future Rate of Return, Gross, Annualized Rate	0.00%
Future Rate of Return, Gross, Annualized Period (in quarters)	2
Future Rate of Return, Gross, Mean Rate	9.00%
Future Rate of Return, Gross, Period for Mean Rate (in quarters)	7

SIGNIFICANT ACCOUNTING POLICIES - Liability for Future Policy Benefit (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Liability For Future Policy Benefits Assumptions [Line Items]
Traditional Life Interest Rate High End	6.00%
Separate Accounts Disclosure [Abstract]
Gain (Loss) Recognized on Assets Transferred to Separate Account	$ 196	$ (49)	$ 247
Life Insurance Liabilities [Member]
Liability For Future Policy Benefits Assumptions [Line Items]
Traditional Life Interest Rate Low End	3.00%
Annuity Liabilities [Member]
Liability For Future Policy Benefits Assumptions [Line Items]
Annuity Interest Rate Low End	3.00%
Annuity Interest Rate High End	6.00%

INVESTMENTS (AVAILABLE FOR SALE SECURITIES) (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Fair Value	$ 2,026	$ 1,967
Available For Sale Securities Debt Maturities Amortized Cost [Abstract]
Due in one year or less, Amortized Cost	346
Due in years two through five, Amortized Cost	516
Due in years six through ten, Amortized Cost	660
Due after ten years, Amortized Cost	164
Subtotal	1,686
Debt Maturities, Amortized Cost Basis	1,771
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Due in one year or less, Fair Value	356
Due in years two through five, Fair Value	568
Due in years six through ten, Fair Value	761
Due after ten years, Fair Value	177
Subtotal	1,862
Available For Sale Securities, Debt Maturities, Fair Value	1,928
Available For Sale Fixed Maturities Proceeds Gross Gains And Gross Losses From Sales And Other Than Temporary Impairments [Abstract]
Proceeds from sales	13	20	88
Gross gains on sales	2	1	4
Gross losses on sales	0	1	2
Total other-than-temporary impairment losses	(7)	(2)	(56)
Portion of loss recognized in other comprehensive income (loss)	0	0	2
Credit losses recognized in earnings (loss)	(7)	(2)	(54)
Fixed Maturities - Credit Loss Impairments
Balance beginning of period	(74)	(83)
Previously recognized impairments on securities that matured, paid, prepaid or sold	9	11
Recognized impairments on securities impaired to fair value this period	0	0
Impairments recognized this period on securities not previously impaired	(6)	(2)
Additional impairments this period on securities previously impaired	(1)	0
Increases due to passage of time on previously recorded credit losses	0	0
Accretion of previously recognized impairments due to increases in expected cash flows	0	0
Balances at December 31,	(72)	(74)	(83)
Corporate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,553	1,554
Gross Unrealized Gains	167	147
Gross Unrealized Losses	1	8
Fair Value	1,719	1,693
OTTI in AOCI (3)	0	0
US Treasury Government And Agency [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	106	99
Gross Unrealized Gains	7	6
Gross Unrealized Losses	0	0
Fair Value	113	105
OTTI in AOCI (3)	0	0
State and Political Sub-divisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	25	21
Gross Unrealized Gains	3	1
Gross Unrealized Losses	0	0
Fair Value	28	22
OTTI in AOCI (3)	0	0
Foreign Govts [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2	4
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	2	4
OTTI in AOCI (3)	0	0
Commercial Mortgage-backed [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	57	63
Gross Unrealized Gains	5	0
Gross Unrealized Losses	27	34
Fair Value	35	29
OTTI in AOCI (3)	2	2
Available For Sale Securities Debt Maturities Amortized Cost [Abstract]
AFS without a single maturity date, amortized cost	57
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
AFS without a single maturity date, Fair Value	35
Residential Mortgage-backed [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	19	26
Gross Unrealized Gains	1	2
Gross Unrealized Losses	0	0
Fair Value	20	28
OTTI in AOCI (3)	0	0
Available For Sale Securities Debt Maturities Amortized Cost [Abstract]
AFS without a single maturity date, amortized cost	19
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
AFS without a single maturity date, Fair Value	20
Asset-backed [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	9	9
Gross Unrealized Gains	2	1
Gross Unrealized Losses	0	0
Fair Value	11	10
OTTI in AOCI (3)	0	0
Available For Sale Securities Debt Maturities Amortized Cost [Abstract]
AFS without a single maturity date, amortized cost	9
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
AFS without a single maturity date, Fair Value	11
Redeemable preferred stock [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	97	81
Gross Unrealized Gains	2	0
Gross Unrealized Losses	1	5
Fair Value	98	76
OTTI in AOCI (3)	0	0
Fixed Maturities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,868	1,857
Gross Unrealized Gains	187	157
Gross Unrealized Losses	29	47
Fair Value	2,026	1,967
OTTI in AOCI (3)	$ 2	$ 2

INVESTMENTS (NET UNREALIZED INVESTMENTS (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Net unrealized gains (losses) arising during the year	$ 43	$ 34	$ 51
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	5	2	47
Fixed Maturities [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, End of Year	158	110
Fixed Maturities [Member] | Unrealized Investment Gains Losses With Otti Losses [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, End of Year	2	(5)
Fixed Maturities [Member] | Unrealized Investment Gains Losses All Other [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, End of Year	156	115
Fixed Maturities [Member] | Net Unrealized Gains Losses On Investmetns [Member] | Unrealized Investment Gains Losses With Otti Losses [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	(5)	(3)
Net unrealized gains (losses) arising during the year	6	(2)
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	1	0
Reclassification adjustment for OTTI losses excluded from Net earnings (loss)	0	0
Deferred Policy Acquisition Cost Amortization Expense Unrealized Investment Gains Losses	0	0
Impact of net unrealized investment gains (losses) on Deferred income taxes	0	0
Balance, End of Year	2	(5)
Fixed Maturities [Member] | Net Unrealized Gains Losses On Investmetns [Member] | Unrealized Investment Gains Losses All Other [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	115	77
Net unrealized gains (losses) arising during the year	37	36
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	4	2
Reclassification adjustment for OTTI losses excluded from Net earnings (loss)	0	0
Deferred Policy Acquisition Cost Amortization Expense Unrealized Investment Gains Losses	0	0
Impact of net unrealized investment gains (losses) on Deferred income taxes	0	0
Balance, End of Year	156	115
Fixed Maturities [Member] | DAC and VOBA [Member} | Unrealized Investment Gains Losses With Otti Losses [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	1	0
Net unrealized gains (losses) arising during the year	0	0
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	0	0
Reclassification adjustment for OTTI losses excluded from Net earnings (loss)	0	0
Deferred Policy Acquisition Cost Amortization Expense Unrealized Investment Gains Losses	(2)	1
Impact of net unrealized investment gains (losses) on Deferred income taxes	0	0
Balance, End of Year	(1)	1
Fixed Maturities [Member] | DAC and VOBA [Member} | Unrealized Investment Gains Losses All Other [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	(27)	(6)
Net unrealized gains (losses) arising during the year	0	0
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	0	0
Reclassification adjustment for OTTI losses excluded from Net earnings (loss)	0	0
Deferred Policy Acquisition Cost Amortization Expense Unrealized Investment Gains Losses	(4)	(21)
Impact of net unrealized investment gains (losses) on Deferred income taxes	0	0
Balance, End of Year	(31)	(27)
Fixed Maturities [Member] | Deferred Income Tax Asset Liability [Member] | Unrealized Investment Gains Losses With Otti Losses [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	2	1
Net unrealized gains (losses) arising during the year	0	0
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	0	0
Reclassification adjustment for OTTI losses excluded from Net earnings (loss)	0	0
Deferred Policy Acquisition Cost Amortization Expense Unrealized Investment Gains Losses	0	0
Impact of net unrealized investment gains (losses) on Deferred income taxes	(2)	1
Balance, End of Year	0	2
Fixed Maturities [Member] | Deferred Income Tax Asset Liability [Member] | Unrealized Investment Gains Losses All Other [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	(31)	(24)
Net unrealized gains (losses) arising during the year	0	0
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	0	0
Reclassification adjustment for OTTI losses excluded from Net earnings (loss)	0	0
Deferred Policy Acquisition Cost Amortization Expense Unrealized Investment Gains Losses	0	0
Impact of net unrealized investment gains (losses) on Deferred income taxes	(13)	(7)
Balance, End of Year	(44)	(31)
Fixed Maturities [Member] | AOCI Gain Losses Related To Net Unrealized Investment Gains Losses [Member] | Unrealized Investment Gains Losses With Otti Losses [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	(2)	(2)
Net unrealized gains (losses) arising during the year	6	(2)
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	1	0
Reclassification adjustment for OTTI losses excluded from Net earnings (loss)	0	0
Deferred Policy Acquisition Cost Amortization Expense Unrealized Investment Gains Losses	(2)	1
Impact of net unrealized investment gains (losses) on Deferred income taxes	(2)	1
Balance, End of Year	1	(2)
Fixed Maturities [Member] | AOCI Gain Losses Related To Net Unrealized Investment Gains Losses [Member] | Unrealized Investment Gains Losses All Other [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	57	47
Net unrealized gains (losses) arising during the year	37	36
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	4	2
Reclassification adjustment for OTTI losses excluded from Net earnings (loss)	0	0
Deferred Policy Acquisition Cost Amortization Expense Unrealized Investment Gains Losses	(4)	(21)
Impact of net unrealized investment gains (losses) on Deferred income taxes	(13)	(7)
Balance, End of Year	$ 81	$ 57

INVESTMENTS (FIXED MATURITIES AVAILABLE FOR SALE) (DETAILS) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Number Of Fixed Maturities	76	93
Corporate [Member]
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	44	105
Less than 12 Months, Gross Unrealized Losses	0	(6)
12 Months or Longer, Fair Value	14	13
12 Months or Longer, Gross Unrealized Losses	(1)	(2)
Total Fair Value	58	118
Total, Gross Unrealized Losses	(1)	(8)
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis	1,553	1,554
US Treasury Government And Agency [Member]
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	1	0
Less than 12 Months, Gross Unrealized Losses	0	0
12 Months or Longer, Fair Value	0	0
12 Months or Longer, Gross Unrealized Losses	0	0
Total Fair Value	1	0
Total, Gross Unrealized Losses	0	0
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis	106	99
State and Political Sub-divisions [Member]
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis	25	21
Foreign Govts [Member]
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	0	0
Less than 12 Months, Gross Unrealized Losses	0	0
12 Months or Longer, Fair Value	2	2
12 Months or Longer, Gross Unrealized Losses	0	0
Total Fair Value	2	2
Total, Gross Unrealized Losses	0	0
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis	2	4
Commercial Mortgage-backed [Member]
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	0	1
Less than 12 Months, Gross Unrealized Losses	(1)	(2)
12 Months or Longer, Fair Value	26	27
12 Months or Longer, Gross Unrealized Losses	(26)	(32)
Total Fair Value	26	28
Total, Gross Unrealized Losses	(27)	(34)
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis	57	63
Residential Mortgage-backed [Member]
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis	19	26
Residential Mortgage-backed [Member] | Subprime residential mortgage loans [Member]
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis	4	4
Residential Mortgage-backed [Member] | Alt Residential Mortgage Loans [Member]
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis	0	0
Asset-backed [Member]
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis	9	9
Redeemable preferred stock [Member]
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	14	29
Less than 12 Months, Gross Unrealized Losses	0	(2)
12 Months or Longer, Fair Value	30	30
12 Months or Longer, Gross Unrealized Losses	(1)	(3)
Total Fair Value	44	59
Total, Gross Unrealized Losses	(1)	(5)
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis	97	81
Fixed Maturities [Member]
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	59	135
Less than 12 Months, Gross Unrealized Losses	(1)	(10)
12 Months or Longer, Fair Value	72	72
12 Months or Longer, Gross Unrealized Losses	(28)	(37)
Total Fair Value	131	207
Total, Gross Unrealized Losses	(29)	(47)
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Debt Securities Exposure In Single Issuer Greater Than Stated Percentage Of Total Investments	1.20%
Debt Securities Exposure In Single Issuer Of Total Investments	27	27
Available-for-sale Securities, Amortized Cost Basis	1,868	1,857
Unrealized investment gains (losses)	158	110
The carrying value of fixed maturities non-income producing	6
Fixed Maturities [Member] | Other Than Investment Grade [Member]
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis Other Than Investment Grade	125	150
Percentage Of Available For Sale Securities	6.70%	8.10%
Unrealized investment gains (losses)	17	35

INVESTMENTS (M Loans) (DETAILS) (Commercial Real Estate Portfolio Segment [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commercial Real Estate Portfolio Segment [Member]
Allowance for Credit Losses [Roll Forward]
Beginning balance	$ 3	$ 2	$ 2
Charge-offs	0	0	0
Recoveries	0	0	0
Provisions	1	1	0
Ending balance	4	3	2
Ending Balance [Abstract]:
Individually Evaluated for Impairment	4	3	2
Collectively Evaluated for Impairment	0	0	0
Loans Acquired with Deteriorated Credit Quality	$ 0	$ 0	$ 0

INVESTMENTS ( Loans) (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commercial Real Estate Portfolio Segment [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	$ 49	$ 80
Age Analysis of Past Due Mortgage Loans [Abstract]
30 to 59 Days Past Due	0	0
60 to 89 Days Past Due	0	0
Greater than 90 Days Past Due	0	0
Total Past Due	0	0
Current	49	80
Total financing receivables	49	80
Recorded Investment 90 Days Past Due and Still Accruing	0	0
Commercial Real Estate Portfolio Segment [Member] | Greater than 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	14	15
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	14	15
Commercial Real Estate Portfolio Segment [Member] | 1.8x to 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment [Member] | 1.5x to 1.8x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	17	17
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	17	17
Commercial Real Estate Portfolio Segment [Member] | 1.2x to 1.5x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	6	47
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	6	47
Commercial Real Estate Portfolio Segment [Member] | 1.0x to 1.2x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	12	1
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	12	1
Commercial Real Estate Portfolio Segment [Member] | Less than 1.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment [Member] | 0%-50% [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	33	23
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	33	23
Commercial Real Estate Portfolio Segment [Member] | 0%-50% [Member] | Greater than 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	4	5
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	4	5
Commercial Real Estate Portfolio Segment [Member] | 0%-50% [Member] | 1.8x to 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment [Member] | 0%-50% [Member] | 1.5x to 1.8x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	17	17
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	17	17
Commercial Real Estate Portfolio Segment [Member] | 0%-50% [Member] | 1.2x to 1.5x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment [Member] | 0%-50% [Member] | 1.0x to 1.2x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	12	1
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	12	1
Commercial Real Estate Portfolio Segment [Member] | 0%-50% [Member] | Less than 1.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment [Member] | 50%-70% [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	6	41
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	6	41
Commercial Real Estate Portfolio Segment [Member] | 50%-70% [Member] | Greater than 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment [Member] | 50%-70% [Member] | 1.8x to 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment [Member] | 50%-70% [Member] | 1.5x to 1.8x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment [Member] | 50%-70% [Member] | 1.2x to 1.5x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	6	41
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	6	41
Commercial Real Estate Portfolio Segment [Member] | 50%-70% [Member] | 1.0x to 1.2x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment [Member] | 50%-70% [Member] | Less than 1.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment [Member] | 70%-90% [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	6
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	6
Commercial Real Estate Portfolio Segment [Member] | 70%-90% [Member] | Greater than 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment [Member] | 70%-90% [Member] | 1.8x to 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment [Member] | 70%-90% [Member] | 1.5x to 1.8x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment [Member] | 70%-90% [Member] | 1.2x to 1.5x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	6
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	6
Commercial Real Estate Portfolio Segment [Member] | 70%-90% [Member] | 1.0x to 1.2x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment [Member] | 70%-90% [Member] | Less than 1.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment [Member] | 90% Plus [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	10	10
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	10	10
Commercial Real Estate Portfolio Segment [Member] | 90% Plus [Member] | Greater than 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	10	10
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	10	10
Commercial Real Estate Portfolio Segment [Member] | 90% Plus [Member] | 1.8x to 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment [Member] | 90% Plus [Member] | 1.5x to 1.8x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment [Member] | 90% Plus [Member] | 1.2x to 1.5x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment [Member] | 90% Plus [Member] | 1.0x to 1.2x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment [Member] | 90% Plus [Member] | Less than 1.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment [Member] | With No Related Allowance Recorded [Member]
Impaired Mortgage Loans [Abstract]
Recorded Investment	0	0
Unpaid principal balance	0	0
Related allowance	0	0
Average Record investments	0	0
Interest Income recognized	0	0
Commercial Real Estate Portfolio Segment [Member] | With Related Allowance Recorded [Member]
Impaired Mortgage Loans [Abstract]
Recorded Investment	10	10
Unpaid principal balance	10	10
Related allowance	(4)	(3)
Average Record investments	10	10
Interest Income recognized	0	0
Agricultural Real Estate Portfolio Segment [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	47
Age Analysis of Past Due Mortgage Loans [Abstract]
30 to 59 Days Past Due	0	0
60 to 89 Days Past Due	0	0
Greater than 90 Days Past Due	0	0
Total Past Due	0	0
Current	0	47
Total financing receivables	0	47
Recorded Investment 90 Days Past Due and Still Accruing	0	0
Agricultural Real Estate Portfolio Segment [Member] | Greater than 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		2
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		2
Agricultural Real Estate Portfolio Segment [Member] | 1.8x to 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Agricultural Real Estate Portfolio Segment [Member] | 1.5x to 1.8x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		7
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		7
Agricultural Real Estate Portfolio Segment [Member] | 1.2x to 1.5x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		11
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		11
Agricultural Real Estate Portfolio Segment [Member] | 1.0x to 1.2x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		4
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		4
Agricultural Real Estate Portfolio Segment [Member] | Less than 1.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		23
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		23
Agricultural Real Estate Portfolio Segment [Member] | 0%-50% [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		37
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		37
Agricultural Real Estate Portfolio Segment [Member] | 0%-50% [Member] | Greater than 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		1
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		1
Agricultural Real Estate Portfolio Segment [Member] | 0%-50% [Member] | 1.8x to 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Agricultural Real Estate Portfolio Segment [Member] | 0%-50% [Member] | 1.5x to 1.8x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		5
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		5
Agricultural Real Estate Portfolio Segment [Member] | 0%-50% [Member] | 1.2x to 1.5x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		9
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		9
Agricultural Real Estate Portfolio Segment [Member] | 0%-50% [Member] | 1.0x to 1.2x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		1
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		1
Agricultural Real Estate Portfolio Segment [Member] | 0%-50% [Member] | Less than 1.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		21
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		21
Agricultural Real Estate Portfolio Segment [Member] | 50%-70% [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		10
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		10
Agricultural Real Estate Portfolio Segment [Member] | 50%-70% [Member] | Greater than 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		1
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		1
Agricultural Real Estate Portfolio Segment [Member] | 50%-70% [Member] | 1.8x to 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Agricultural Real Estate Portfolio Segment [Member] | 50%-70% [Member] | 1.5x to 1.8x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		2
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		2
Agricultural Real Estate Portfolio Segment [Member] | 50%-70% [Member] | 1.2x to 1.5x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		2
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		2
Agricultural Real Estate Portfolio Segment [Member] | 50%-70% [Member] | 1.0x to 1.2x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		3
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		3
Agricultural Real Estate Portfolio Segment [Member] | 50%-70% [Member] | Less than 1.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		2
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		2
Agricultural Real Estate Portfolio Segment [Member] | 70%-90% [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Agricultural Real Estate Portfolio Segment [Member] | 70%-90% [Member] | Greater than 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Agricultural Real Estate Portfolio Segment [Member] | 70%-90% [Member] | 1.8x to 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Agricultural Real Estate Portfolio Segment [Member] | 70%-90% [Member] | 1.5x to 1.8x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Agricultural Real Estate Portfolio Segment [Member] | 70%-90% [Member] | 1.2x to 1.5x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Agricultural Real Estate Portfolio Segment [Member] | 70%-90% [Member] | 1.0x to 1.2x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Agricultural Real Estate Portfolio Segment [Member] | 70%-90% [Member] | Less than 1.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Agricultural Real Estate Portfolio Segment [Member] | 90% Plus [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Agricultural Real Estate Portfolio Segment [Member] | 90% Plus [Member] | Greater than 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Agricultural Real Estate Portfolio Segment [Member] | 90% Plus [Member] | 1.8x to 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Agricultural Real Estate Portfolio Segment [Member] | 90% Plus [Member] | 1.5x to 1.8x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Agricultural Real Estate Portfolio Segment [Member] | 90% Plus [Member] | 1.2x to 1.5x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Agricultural Real Estate Portfolio Segment [Member] | 90% Plus [Member] | 1.0x to 1.2x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Agricultural Real Estate Portfolio Segment [Member] | 90% Plus [Member] | Less than 1.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Agricultural Real Estate Portfolio Segment [Member] | With No Related Allowance Recorded [Member]
Impaired Mortgage Loans [Abstract]
Recorded Investment	0	0
Unpaid principal balance	0	0
Related allowance	0	0
Average Record investments	0	0
Interest Income recognized	0	0
Agricultural Real Estate Portfolio Segment [Member] | With Related Allowance Recorded [Member]
Impaired Mortgage Loans [Abstract]
Recorded Investment	0	0
Unpaid principal balance	0	0
Related allowance	0	0
Average Record investments	0	0
Interest Income recognized	0	0
Total Mortgages Loan [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	49	127
Age Analysis of Past Due Mortgage Loans [Abstract]
30 to 59 Days Past Due	0	0
60 to 89 Days Past Due	0	0
Greater than 90 Days Past Due	0	0
Total Past Due	0	0
Current	49	127
Total financing receivables	49	127
Recorded Investment 90 Days Past Due and Still Accruing	0	0
Total Mortgages Loan [Member] | Greater than 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		17
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		17
Total Mortgages Loan [Member] | 1.8x to 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Total Mortgages Loan [Member] | 1.5x to 1.8x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		24
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		24
Total Mortgages Loan [Member] | 1.2x to 1.5x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		58
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		58
Total Mortgages Loan [Member] | 1.0x to 1.2x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		5
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		5
Total Mortgages Loan [Member] | Less than 1.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		23
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		23
Total Mortgages Loan [Member] | 0%-50% [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		60
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		60
Total Mortgages Loan [Member] | 0%-50% [Member] | Greater than 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		6
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		6
Total Mortgages Loan [Member] | 0%-50% [Member] | 1.8x to 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Total Mortgages Loan [Member] | 0%-50% [Member] | 1.5x to 1.8x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		22
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		22
Total Mortgages Loan [Member] | 0%-50% [Member] | 1.2x to 1.5x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		9
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		9
Total Mortgages Loan [Member] | 0%-50% [Member] | 1.0x to 1.2x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		2
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		2
Total Mortgages Loan [Member] | 0%-50% [Member] | Less than 1.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		21
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		21
Total Mortgages Loan [Member] | 50%-70% [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		51
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		51
Total Mortgages Loan [Member] | 50%-70% [Member] | Greater than 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		1
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		1
Total Mortgages Loan [Member] | 50%-70% [Member] | 1.8x to 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Total Mortgages Loan [Member] | 50%-70% [Member] | 1.5x to 1.8x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		2
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		2
Total Mortgages Loan [Member] | 50%-70% [Member] | 1.2x to 1.5x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		43
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		43
Total Mortgages Loan [Member] | 50%-70% [Member] | 1.0x to 1.2x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		3
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		3
Total Mortgages Loan [Member] | 50%-70% [Member] | Less than 1.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		2
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		2
Total Mortgages Loan [Member] | 70%-90% [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		6
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		6
Total Mortgages Loan [Member] | 70%-90% [Member] | Greater than 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Total Mortgages Loan [Member] | 70%-90% [Member] | 1.8x to 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Total Mortgages Loan [Member] | 70%-90% [Member] | 1.5x to 1.8x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Total Mortgages Loan [Member] | 70%-90% [Member] | 1.2x to 1.5x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		6
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		6
Total Mortgages Loan [Member] | 70%-90% [Member] | 1.0x to 1.2x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Total Mortgages Loan [Member] | 70%-90% [Member] | Less than 1.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Total Mortgages Loan [Member] | 90% Plus [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		10
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		10
Total Mortgages Loan [Member] | 90% Plus [Member] | Greater than 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		10
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		10
Total Mortgages Loan [Member] | 90% Plus [Member] | 1.8x to 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Total Mortgages Loan [Member] | 90% Plus [Member] | 1.5x to 1.8x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Total Mortgages Loan [Member] | 90% Plus [Member] | 1.2x to 1.5x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Total Mortgages Loan [Member] | 90% Plus [Member] | 1.0x to 1.2x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Total Mortgages Loan [Member] | 90% Plus [Member] | Less than 1.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Total Mortgages Loan [Member] | With No Related Allowance Recorded [Member]
Impaired Mortgage Loans [Abstract]
Recorded Investment	0	0
Unpaid principal balance	0	0
Related allowance	0	0
Average Record investments	0	0
Interest Income recognized	0	0
Total Mortgages Loan [Member] | With Related Allowance Recorded [Member]
Impaired Mortgage Loans [Abstract]
Recorded Investment	10	10
Unpaid principal balance	10	10
Related allowance	(4)	(3)
Average Record investments	10	10
Interest Income recognized	$ 0	$ 0

INVESTMENTS (Equity) (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Equity investments carrying value	$ 2	$ 2
Investments units in Alliance Berbstein	2.6
Investments in and Advances to Affiliates, at Fair Value [Roll Forward]
Balance, beginning	72	76
Equity in net earnings (losses)	2	(2)
Impact Issuance/Repurchase Affiliate Units	(2)	2
Dividends received	(3)	(4)
Balance, ending	$ 69	$ 72

INVESTMENTS (Derivatives) (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 29	$ 3
Derivative Asset, Fair Value, Net	9	9
Derivative Liability, Fair Value, Net	1	0
Gain (losses) reported in net earnings (losses)	(2)	7
Stock Option [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	29	3
Derivative Asset, Fair Value, Net	2	0
Derivative Liability, Fair Value, Net	1	0
Gain (losses) reported in net earnings (losses)	0	0
GMIB Reinsurance Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	0	0
Derivative Asset, Fair Value, Net	7	9
Derivative Liability, Fair Value, Net	0	0
Gain (losses) reported in net earnings (losses)	(2)	7
Net Investment Income (Loss) [Member]
Derivatives, Fair Value [Line Items]
Gain (losses) reported in net earnings (losses)	$ 0	$ 0

INVESTMENTS (Net Invesmtent Income) (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Interest And Dividend Income Operating	$ 114	$ 120	$ 123
Investment Income Investment Expense	(4)	(4)	(4)
Total net investment income (loss)	110	116	119
Realized investment Gains Losses	(5)	(1)	(48)
Fixed Maturities [Member]
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Interest And Dividend Income Operating	97	102	106
Realized investment Gains Losses	(5)	(2)	(47)
Mortgage Loans On Real Estate Member
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Interest And Dividend Income Operating	9	10	10
Realized investment Gains Losses	2	(1)	1
Policy Loans [Member]
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Interest And Dividend Income Operating	8	8	8
Other Investments [Member]
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Interest And Dividend Income Operating	0	0	(1)
Impact issuance (repurchase) of AllianceBernstein units [Member]
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Realized investment Gains Losses	$ (2)	$ 2	$ (2)

VALUE OF BUSINESS ACQUIRED (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Value Of Business Acquired [Abstract]
Gross Carrying Amount	$ 416	$ 416
Accumulated Amortization and Other	(313)	(319)
Net	103	97
Total amortization	(13)	(10)	27
Amortization Of Value Of Business Acquired VOBA Low End Range	13
Amortization Of Value Of Business Acquired VOBA High End Range	$ 19

FAIR VALUE DISCLOSURES (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	$ 2,026	$ 1,967
Other Equity Investments, Fair Value Disclosure	1	1
Cash and Cash Equivalents, Fair Value Disclosure	145	57
GMIB Reinsurance Contracts, Fair Value Disclosure	7	9
Separate Accounts Assets, Fair Value Disclosure	1,638	1,604
Assets, Fair Value Disclosure	3,817	3,638
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3		5
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	3	22
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Transfers Percentage	0.40%	4.00%
Corporate Debt Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	1,719	1,693
US Treasury Government And Agency [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	113	105
State and Political Sub-divisions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	28	22
Foreign Govts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	2	4
Commercial Mortgage-backed [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	35	29
Residential Mortgage-backed [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	20	28
Asset-backed [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	11	10
Redeemable preferred stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	98	76
Fair Value Inputs Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	37	19
Other Equity Investments, Fair Value Disclosure	1	1
Cash and Cash Equivalents, Fair Value Disclosure	145	57
GMIB Reinsurance Contracts, Fair Value Disclosure	0	0
Separate Accounts Assets, Fair Value Disclosure	1,623	1,589
Assets, Fair Value Disclosure	1,806	1,666
Fair Value Inputs Level 1 [Member] | Corporate Debt Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	0
Fair Value Inputs Level 1 [Member] | US Treasury Government And Agency [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	0
Fair Value Inputs Level 1 [Member] | State and Political Sub-divisions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	0
Fair Value Inputs Level 1 [Member] | Foreign Govts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	0
Fair Value Inputs Level 1 [Member] | Commercial Mortgage-backed [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	0
Fair Value Inputs Level 1 [Member] | Residential Mortgage-backed [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	0
Fair Value Inputs Level 1 [Member] | Asset-backed [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	0
Fair Value Inputs Level 1 [Member] | Redeemable preferred stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	37	19
Fair Value Inputs Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	1,913	1,880
Other Equity Investments, Fair Value Disclosure	0	0
Cash and Cash Equivalents, Fair Value Disclosure	0	0
GMIB Reinsurance Contracts, Fair Value Disclosure	0	0
Separate Accounts Assets, Fair Value Disclosure	15	15
Assets, Fair Value Disclosure	1,928	1,895
Fair Value Inputs Level 2 [Member] | Corporate Debt Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	1,684	1,659
Fair Value Inputs Level 2 [Member] | US Treasury Government And Agency [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	113	105
Fair Value Inputs Level 2 [Member] | State and Political Sub-divisions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	28	22
Fair Value Inputs Level 2 [Member] | Foreign Govts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	2	4
Fair Value Inputs Level 2 [Member] | Commercial Mortgage-backed [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	0
Fair Value Inputs Level 2 [Member] | Residential Mortgage-backed [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	20	28
Fair Value Inputs Level 2 [Member] | Asset-backed [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	5	5
Fair Value Inputs Level 2 [Member] | Redeemable preferred stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	61	57
Fair Value Inputs Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	76	68
Other Equity Investments, Fair Value Disclosure	0	0
Cash and Cash Equivalents, Fair Value Disclosure	0	0
GMIB Reinsurance Contracts, Fair Value Disclosure	7	9
Separate Accounts Assets, Fair Value Disclosure	0	0
Assets, Fair Value Disclosure	83	77
Fair Value Inputs Level 3 [Member] | Corporate Debt Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	35	34
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0	4
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	3	22
Fair Value Inputs Level 3 [Member] | US Treasury Government And Agency [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	0
Fair Value Inputs Level 3 [Member] | State and Political Sub-divisions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	0
Fair Value Inputs Level 3 [Member] | Foreign Govts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	0
Fair Value Inputs Level 3 [Member] | Commercial Mortgage-backed [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	35	29
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	0	0
Fair Value Inputs Level 3 [Member] | Residential Mortgage-backed [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	0
Fair Value Inputs Level 3 [Member] | Asset-backed [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	6	5
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	0	0
Fair Value Inputs Level 3 [Member] | Redeemable preferred stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	$ 0	$ 0

FAIR VALUE DISCLOSURES (DETAILS 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total Gains Losses Realized Unrealized Included In [Abstract]
Gain (Loss) on Investments	$ (5)	$ (1)	$ (48)
Transfers into level 3	3	22
Transfers out of Level 3		(5)
Level 3 Assets And Liabilities Still Held [Member]
Total Gains Losses Realized Unrealized Included In [Abstract]
Increase (decrease) in the fair value of the reinsurance contracts	(2)	7
Other Comprehensive Income (Loss)	14	(6)
Corporate [Member] | Fair Value Inputs Level 3 [Member]
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Opening Balance	34	19
Total Gains Losses Realized Unrealized Included In [Abstract]
Net Investment Income (Loss)	0	0
Gain (Loss) on Investments	1	0
Increase (decrease) in the fair value of the reinsurance contracts	0	0
Subtotal	1	0
Other Comprehensive Income (Loss)	0	(2)
Purchases	0	0
Sales	(3)	(1)
Transfers into level 3	3	22
Transfers out of Level 3	0	(4)
Closing Balance	35	34
Commercial Mortgage-backed [Member] | Fair Value Inputs Level 3 [Member]
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Opening Balance	29	36
Total Gains Losses Realized Unrealized Included In [Abstract]
Net Investment Income (Loss)	0	0
Gain (Loss) on Investments	(7)	(1)
Increase (decrease) in the fair value of the reinsurance contracts	0	0
Subtotal	(7)	(1)
Other Comprehensive Income (Loss)	13	(3)
Purchases	0	0
Sales	0	(3)
Transfers into level 3	0	0
Transfers out of Level 3	0	0
Closing Balance	35	29
Commercial Mortgage-backed [Member] | Level 3 Assets And Liabilities Still Held [Member]
Total Gains Losses Realized Unrealized Included In [Abstract]
Other Comprehensive Income (Loss)	13	(4)
Asset-backed [Member] | Fair Value Inputs Level 3 [Member]
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Opening Balance	5	5
Total Gains Losses Realized Unrealized Included In [Abstract]
Net Investment Income (Loss)	0	0
Gain (Loss) on Investments	0	0
Increase (decrease) in the fair value of the reinsurance contracts	0	0
Subtotal	0	0
Other Comprehensive Income (Loss)	1	0
Purchases	0	0
Sales	0	0
Transfers into level 3	0	0
Transfers out of Level 3	0	0
Closing Balance	6	5
Redeemable preferred stock [Member] | Fair Value Inputs Level 3 [Member]
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Opening Balance	0	0
Total Gains Losses Realized Unrealized Included In [Abstract]
Net Investment Income (Loss)	0	0
Gain (Loss) on Investments	0	0
Increase (decrease) in the fair value of the reinsurance contracts	0	0
Subtotal	0	0
Other Comprehensive Income (Loss)	0	0
Purchases	0	0
Sales	0	0
Transfers into level 3	0	0
Transfers out of Level 3	0	0
Closing Balance	0	0
GMIB Reinsurance Contracts [Member] | Fair Value Inputs Level 3 [Member]
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Opening Balance	9	2
Total Gains Losses Realized Unrealized Included In [Abstract]
Net Investment Income (Loss)	0	0
Gain (Loss) on Investments	0	0
Increase (decrease) in the fair value of the reinsurance contracts	(2)	7
Subtotal	(2)	7
Other Comprehensive Income (Loss)	0	0
Purchases	0	0
Sales	0	0
Transfers into level 3	0	0
Transfers out of Level 3	0	0
Closing Balance	7	9
GMIB Reinsurance Contracts [Member] | Level 3 Assets And Liabilities Still Held [Member]
Total Gains Losses Realized Unrealized Included In [Abstract]
Increase (decrease) in the fair value of the reinsurance contracts	(2)	7
Other Fixed Maturities Available For Sale [Member] | Level 3 Assets And Liabilities Still Held [Member]
Total Gains Losses Realized Unrealized Included In [Abstract]
Other Comprehensive Income (Loss)	$ 1	$ (2)

FAIR VALUE DISCLOSURES (DETAILS 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Fair Value Inputs [Abstract]
Fair Value Measurements Not Included In Quantitative Information About Level 3 Fair Value Measurements	$ 30
Fair Value Measurements Not Included In Quantitative Information Percentage Of Total Assets Classified As Level 3	39.50%
Fair Value Measurements Not Included In Quantitative Information Percentage Of Total Assets Measured At Fair Value On Recurring Basis	0.80%
Corporate Debt Securities [Member] | Matrix Pricing Model Valuation Technique [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	11
Fair Value Inputs [Abstract]
Percentage Of Level 3 Asset Fair Value	31.40%
Corporate Debt Securities [Member] | Matrix Pricing Model Valuation Technique [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Spread Over Industry Yield Curve BPS	600
Corporate Debt Securities [Member] | Matrix Pricing Model Valuation Technique [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Spread Over Industry Yield Curve BPS	650
Commercial Mortgage Backed Securities [Member] | Discounted Cash Flow Valuation Technique [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	35
Fair Value Inputs [Abstract]
Probability Of Default	55.00%
Loss Severity	49.00%
Commercial Mortgage Backed Securities [Member] | Discounted Cash Flow Valuation Technique [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Constant Default Rate	3.00%
Discount Rate	3.72%
Commercial Mortgage Backed Securities [Member] | Discounted Cash Flow Valuation Technique [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Constant Default Rate	25.00%
Discount Rate	13.42%
GMIB Reinsurance Contracts [Member] | Discounted Cash Flow Valuation Technique [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	$ 7
Fair Value Inputs [Abstract]
Withdrawal Rates	3.50%
Non Performance Risk	13.5
GMIB Reinsurance Contracts [Member] | Discounted Cash Flow Valuation Technique [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Lapse Rates	2.50%
GMIB Utilization Rates	0.00%
Expected Volatility Rate- Equity	24.00%
GMIB Reinsurance Contracts [Member] | Discounted Cash Flow Valuation Technique [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Lapse Rates	27.50%
GMIB Utilization Rates	15.00%
Expected Volatility Rate- Equity	36.00%

FAIR VALUE DISCLOSURES (DETAILS 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial Instruments [Abstract]
Mortgage loans on real estate	$ 45	$ 124
Policyholders' liabilities: Investment contracts	1,615	1,608
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Financial Instruments [Abstract]
Mortgage loans on real estate	45	124
Policyholders' liabilities: Investment contracts	200	229
Portion at Fair Value, Fair Value Disclosure [Member]
Financial Instruments [Abstract]
Mortgage loans on real estate	46	130
Policyholders' liabilities: Investment contracts	223	242
Portion at Fair Value, Fair Value Disclosure [Member] | Fair Value Inputs Level 1 [Member]
Financial Instruments [Abstract]
Mortgage loans on real estate	0
Policyholders' liabilities: Investment contracts	0
Portion at Fair Value, Fair Value Disclosure [Member] | Fair Value Inputs Level 2 [Member]
Financial Instruments [Abstract]
Mortgage loans on real estate	0
Policyholders' liabilities: Investment contracts	0
Portion at Fair Value, Fair Value Disclosure [Member] | Fair Value Inputs Level 3 [Member]
Financial Instruments [Abstract]
Mortgage loans on real estate	46
Policyholders' liabilities: Investment contracts	$ 223

GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement In Guaranteed Benefit Liability Gross [Line Items]
Opening Balance	$ 9	$ 8	$ 8
Paid guarantee benefits	(2)	(2)	(2)
Other changes in reserve	3	3	2
Closing Balance	10	9	8
Guaranteed Minimum Death Benefit [Member]
Movement In Guaranteed Benefit Liability Gross [Line Items]
Opening Balance	7	6	5
Paid guarantee benefits	(2)	(2)	(2)
Other changes in reserve	3	3	3
Closing Balance	8	7	6
Guaranteed Minimum Death Benefit Reinsurance Ceded [Abstract]
Opening Balance	4	3	3
Paid guarantee benefits	0	0	(1)
Other changes in reserve	1	1	1
Closing Balance	5	4	3
Guaranteed Minimum Income Benefit [Member]
Movement In Guaranteed Benefit Liability Gross [Line Items]
Opening Balance	2	2	3
Paid guarantee benefits	0	0	0
Other changes in reserve	0	0	(1)
Closing Balance	$ 2	$ 2	$ 2

GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES (DETAILS1) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Guaranteed Minimum Death Benefit [Member]
Net Amount At Risk By Product And Guarantee [Line Items]
General Account	$ 337
Separate Accounts	759
Net amount at risk, gross	70
Net Amount At Risk By Product And Guarantee Net Of Amount Reinsured	48
Average attained age of contractholders	66 years 3 months 18 days
Percentage of contractholders over age 70	25.60%
Contractually Specified Interest Rates	5.0%
Guaranteed Minimum Income Benefit [Member]
Net Amount At Risk By Product And Guarantee [Line Items]
General Account	30
Separate Accounts	59
Net amount at risk, gross	3
Weighted average years remaining until annuitization	1 year 8 months 2 days
Contractually Specified Interest Rates	5.0%
Return Of Premium [Member] | Guaranteed Minimum Death Benefit [Member]
Net Amount At Risk By Product And Guarantee [Line Items]
General Account	121
Separate Accounts	309
Net amount at risk, gross	5
Net Amount At Risk By Product And Guarantee Net Of Amount Reinsured	5
Average attained age of contractholders	66 years 1 month 6 days
Percentage of contractholders over age 70	25.60%
Ratchet [Member] | Guaranteed Minimum Death Benefit [Member]
Net Amount At Risk By Product And Guarantee [Line Items]
General Account	186
Separate Accounts	391
Net amount at risk, gross	48
Net Amount At Risk By Product And Guarantee Net Of Amount Reinsured	43
Average attained age of contractholders	66 years 4 months 24 days
Percentage of contractholders over age 70	25.70%
Roll Up [Member] | Guaranteed Minimum Income Benefit [Member]
Net Amount At Risk By Product And Guarantee [Line Items]
General Account	30
Separate Accounts	59
Net amount at risk, gross	3
Weighted average years remaining until annuitization	1 year 8 months 12 days
Contractually Specified Interest Rates	5.0%
Combo [Member] | Guaranteed Minimum Death Benefit [Member]
Net Amount At Risk By Product And Guarantee [Line Items]
General Account	30
Separate Accounts	59
Net amount at risk, gross	17
Net Amount At Risk By Product And Guarantee Net Of Amount Reinsured	$ 0
Average attained age of contractholders	66 years 1 month 6 days
Percentage of contractholders over age 70	25.00%
Contractually Specified Interest Rates	5.0%

GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES (DETAILS2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment [Line Items]
No lapse guaranteed benefit liability	$ 10	$ 9	$ 8	$ 8
Guaranteed Minimum Death Benefit [Member]
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment [Line Items]
Separate Account Investments by Investment Category	759	824
Guaranteed Minimum Income Benefit [Member]
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment [Line Items]
Separate Account Investments by Investment Category	59	70
No Lapse Guarantee Liability [Member]
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment [Line Items]
No lapse guaranteed benefit liability	1	1
Equity [Member] | Guaranteed Minimum Death Benefit [Member]
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment [Line Items]
Separate Account Investments by Investment Category	643	685
Equity [Member] | Guaranteed Minimum Income Benefit [Member]
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment [Line Items]
Separate Account Investments by Investment Category	47	54
Fixed Income Investments [Member] | Guaranteed Minimum Death Benefit [Member]
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment [Line Items]
Separate Account Investments by Investment Category	73	89
Fixed Income Investments [Member] | Guaranteed Minimum Income Benefit [Member]
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment [Line Items]
Separate Account Investments by Investment Category	9	12
Balanced [Member] | Guaranteed Minimum Death Benefit [Member]
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment [Line Items]
Separate Account Investments by Investment Category	15	16
Other Investments [Member] | Guaranteed Minimum Death Benefit [Member]
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment [Line Items]
Separate Account Investments by Investment Category	28	34
Other Investments [Member] | Guaranteed Minimum Income Benefit [Member]
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment [Line Items]
Separate Account Investments by Investment Category	$ 3	$ 4

REINSURANCE (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
GMIB Reinsurance Asset at Fair Value	$ 7	$ 9
Increase (decrease) in the fair value of the reinsurance contract asset	(2)	7	1
Reinsurance Recoverables	158	136
Guaranteed Minimum Death Benefit [Member]
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Reinsurance Retention Policy Excess Retention Percentage	100.00%
Guaranteed Minimum Income Benefit [Member]
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Reinsurance Retention Policy Excess Retention Percentage	100.00%
Ceded Credit Risk Concentrated Credit Risk [Member]
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Reinsurance Recoverables	53	56
Variable Universal Term Life Insurance Single Life [Member]
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Reinsurance Retention Policy Amount Retained	4
Variable Universal Term Life Insurance Second To Die Life [Member]
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Reinsurance Retention Policy Amount Retained	6
AXA Equitable [Member] | Variable Universal Term Life Insurance Single Life [Member]
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Reinsurance Retention Policy Amount Retained	20
AXA Equitable [Member] | Variable Universal Term Life Insurance Second To Die Life [Member]
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Reinsurance Retention Policy Amount Retained	$ 25

REINSURANCE (DETAILS1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount [Abstract]
Direct Premiums	$ 56	$ 68	$ 66
Assumed Premiums	2	2	2
Ceded Premiums	(26)	(28)	(29)
Premiums	32	42	39
Ceded Insurance Commissions And Fees	29	31	31
Policyholders' benefits ceded	$ 84	$ 39	$ 43

RELATED PARTY TRANSACTIONS (DETAILS) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Proceeds from Sale of Agricultural Mortgage Loans to AXA Equitable	$ 42,000,000
Net gain (loss) realized on sale of agricultural mortgage loans to AXA Equitable	3,000,000
Expenses from Related Party Transactions	2,000,000	2,000,000	2,000,000
AXA Equitable [Member]
Related Party Transaction [Line Items]
Expenses from Related Party Transactions	57,000,000	54,000,000	53,000,000
Accounts payable, Related Party Transactions	23,000,000	11,000,000
Ceded Premiums Earned Affiliated	570,437	426,414	395,877
Ceded Claims and Benefits	0	0	894,972
AXA Global Life [Member]
Related Party Transaction [Line Items]
Assumed Premiums Earned	1,000,000	2,000,000	2,000,000
Assumed Claims and Benefits	1,000,000	1,000,000	2,000,000
AXA Arizona [Member]
Related Party Transaction [Line Items]
Ceded Premiums Earned Affiliated	317,488	334,772	361,422
AXA Distribution [Member]
Related Party Transaction [Line Items]
Expenses from Related Party Transactions	11,000,000	36,000,000	31,000,000
Revenue from Related Party Transactions	$ 25,000,000	$ 3,000,000	$ 3,000,000

SHARE-BASED COMPENSATION (DETAILS) (USD $)	12 Months Ended						0 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Employee Stock Option [Member]	Dec. 31, 2011 Employee Stock Option [Member]	Dec. 31, 2010 Employee Stock Option [Member]	Mar. 16, 2012 AXA Miles Program 2012 [Member]	Dec. 31, 2012 AXA Miles Program 2012 [Member]	Mar. 16, 2012 AXA Miles Program 2012 [Member] Four Year Cliff Vesting Term [Member]	Jul. 01, 2007 AXA Miles Program 2007 [Member]	Dec. 31, 2011 AXA Miles Program 2007 [Member]	Dec. 31, 2010 AXA Miles Program 2007 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Expense	$ 3,000,000	$ 1,000,000	$ 3,000,000	$ 177,000,000,000	$ 280,000,000,000	$ 431,000,000,000		$ 94,300			$ 53,000	$ 113,000
Compensation Cost Not Yet Recognized				117,000,000,000
Compensation Cost Recognition Period	0 years 9 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Number of Shares Per Employee							50		25	50
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding							$ 6,000,000			$ 700,000
Stock Issued During Period, Shares, Employee Stock Ownership Plan										449,400

INCOME TAXES (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense Benefit Abstract
Current (expense) benefit	$ (4)	$ 39	$ (24)
Deferred (expense) benefit	(2)	(38)	35
Income Tax Expense (Benefit)	(6)	1	11
Effective Income Tax Rate Reconciliation At Federal Statutory Income Tax Rate	35.00%
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation [Abstract]
Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate	15	26	(10)
Dividends received deduction	2	2	1
tax settlements	9	7	0
Valuation allowance	0	19	0
Other Adjustments	(2)	(1)	0
Income Tax Expense (Benefit)	$ (6)	$ 1	$ 11

INCOME TAXES (DETAILS 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Deferred Tax Assets [Abstract]
NOL and Credits		$ 6
Deferred Tax Assets, Other	8
Deferred Tax Assets, Gross	8	6
Components Of Deferred Tax Liabilities [Abstract]
Deferred Tax Liabilities, Reserves and Reinsurance	21	37
Deferred Tax Liabilities, Deferred Expense, Deferred Policy Acquisition Cost	46	26
Deferred Tax Liabilities Value of Business Acquired	34	34
Deferred Tax Liabilities Investments	25	6
Deferred Tax Liabilities, Goodwill and Intangible Assets	9	7
Deferred Tax Liabilities, Other	0	6
Deferred Tax Liabilities, Net, Total	135	116
Income Tax Uncertainties [Abstract]
Accumulated Undistributed Earnings Non US Affiliates Reinvested	6
Foreign Earnings Repatriated Additional Taxes Remitted	2
Unrecognized Tax Benefits That Would Impact Effective Tax Rate	5	20
Unrecognized Tax Benefits Income Tax Penalties And Interest Accrued	1	3
Unrecognized Tax Benefits Income Tax Penalties And Interest Expense	2
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns [Roll Forward]
Unrecognized Tax Benefits, Beginning Balance	17	16	15
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions	1	1	1
Unrecognized Tax Benefits, Decreases Resulting from Prior Period Tax Positions	2	0	0
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities	12	0	0
Unrecognized Tax Benefits, Ending Balance	$ 4	$ 17	$ 16

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income Loss [Abstract]
Unrealized Gain (Loss) on Investments	$ 82	$ 55	$ 45
Accumulated other comprehensive income (loss)	82	55	45
Unrealized Gain Loss On Investments [Abstract]
Net unrealized gains (losses) arising during the year	43	34	51
(Gains) losses reclassified into net earnings (loss) during the year	5	2	47
Net unrealized gains (losses) on investments	48	36	98
Adjustments for DAC, VOBA and deferred income taxes	(21)	(26)	(42)
Total other comprehensive income (loss), net of income taxes	$ 27	$ 10	$ 56

STATUTORY FINANCIAL INFORMATION (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statutory Financial Information [Abstract]
Statutory net income (loss)	$ 33	$ 35	$ (19)
Statutory surplus, capital stock and Asset Valuation Reserve	295	225
Securities on deposit with such government or state agencies	$ 5

SUBSEQUENT EVENT (DETAILS) (Reinsurance Agreement [Member], USD $) In Millions, unless otherwise specified	0 Months Ended
Apr. 10, 2013
Reinsurance Agreement [Member]
Subsequent Event [Line Items]
Subsequent Event, Date	Apr 10, 2013
Subsequent Event, Description	On April 10, 2013, MLOA entered into an agreement with Protective Life Insurance Company (“Protective Life”) to reinsure an in-force book of life insurance and annuity policies, written primarily prior to 2004. Upon the closing of the agreement, MLOA will receive consideration totaling $373 million. The transaction, which is subject to regulatory approvals and the satisfaction of other customary conditions, is expected to close in 2013.
Cash Consideration Estimate From Reinsurance Transaction	$ 373